       As filed with the Securities and Exchange Commission on December 27, 1995
                                                        Registration No. 2-98635
     --------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      ---------

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                          Pre-Effective Amendment No.                      [   ]
                                                        -----
                        Post-Effective Amendment No.      15               [ X ]
                                                        -----
                                       and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                                Amendment No.   14                         [ X ]
                                               ------
                          (Check appropriate box or boxes.)

                                 HERITAGE CASH TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective on January 2, 1996 pursuant to paragraph (b) of Rule 485.

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about October 27, 1995.

                                Page 1 of      Pages
                                           ----
                          Exhibit Index Appears on Page
                                                        ----

                                 HERITAGE CASH TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Prospectus

                      Statement of Additional Information

                      Part C of Form N-1A

                      Signature Page

                      Exhibits

                                 HERITAGE CASH TRUST

                           FORM N-1A CROSS-REFERENCE SHEET


             PART A ITEM NO.             PROSPECTUS CAPTION
             ---------------             ------------------

       1.    Cover Page                  Cover Page

       2.    Synopsis                    Total Fund Expenses

       3.    Condensed Financial         Financial Highlights; Yield

       4.    General Description of      Cover  Page; About  the  Trust and
             Registrant                  the Funds;  Investment Objectives,
                                         Policies and Risk Factors

       5.    Management of the Fund      Management of the Funds; Portfolio
                                         Transactions

       5A.   Management's Discussion     Inapplicable
             of Fund Performance

       6.    Capital Stock and Other     Cover Page;  About the  Trust  and
             Securities                  the  Funds; Differences  Between A
                                         Shares and C Shares; Management of
                                         the  Funds;  Dividends  and  Other
                                         Distributions;  Taxes; Shareholder
                                         Information

       7.    Purchase of Securities      Net  Asset   Value;  How  to   Buy
             Being Offered               Shares;     Minimum     Investment
                                         Required/Accounts     With     Low
                                         Balances;   Investment   Programs;
                                         What  Class  A Shares  Will  Cost;
                                         What  Class  C Shares  Will  Cost;
                                         Distribution Plans

       8.    Redemption or Repurchase    Minimum    Investment    Required/
                                         Accounts With Low Balances; How to
                                         Redeem Shares;  Receiving Payment;
                                         Exchange Privilege

       9.    Pending Legal proceedings   Inapplicable



                                               STATEMENT OF ADDITIONAL
             PART B ITEM NO.                     INFORMATION CAPTION
             ---------------                   -----------------------

       10.   Cover Page                  Cover Page

       11.   Table of Contents           Table of Contents

       12.   General Information         General Information
             and History

       13.   Investment Objectives       Investment      Information      -
             and Policies                Investment Objectives and
                                         Policies; Investment Limitations

       14.   Management of the Fund      Management of the Funds

       15.   Control Persons and         Inapplicable
             Principal Holders of
             Securities

       16.   Investment Advisory         Management    of     the    Funds;
             and Other Services          Investment       Adviser       and
                                         Administrator;         Subadviser;
                                         Distribution       of      Shares;
                                         Administration of the Funds

       17.   Brokerage Allocation        Portfolio Transactions

       18.   Capital Stock and           General      Information;     Fund
             Other Securities            Information; Potential Liability

       19.   Purchase, Redemption        Net Asset Value; Investing in  the
             and Pricing of              Funds; Redeeming  Shares; Exchange
             Securities Being            Privilege
             Offered

       20.   Tax Status                  Taxes

       21.   Underwriters                Fund Information - Distribution of
                                         Shares

       22.   Calculation of              Calculating Yields
             Performance Data

       23.   Financial Statements        Financial Statements


     PART C

              Information required to be included  in Part C is set  forth under
     the  appropriate  item,  so  numbered  in  Part  C  of   this  Registration
     Statement.

                                [HERITAGE LOGO]
                               MONEY MARKET FUND
                                      AND
                          MUNICIPAL MONEY MARKET FUND
     Heritage Cash Trust is a mutual fund offering shares in two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund (each a "Fund" and collectively, the "Funds"). The Money Market Fund seeks to achieve maximum current income consistent with stability of principal by investing exclusively in money market instruments. The Municipal Money Market Fund seeks to achieve maximum current income that is exempt from Federal income tax consistent with stability of principal by investing exclusively in money market instruments. Each Fund will seek to stabilize its share price at $1.00 per share. The Money Market Fund offers two classes of shares, Class A shares and Class C shares. Class C shares may be acquired only through exchanges of Class C shares of other Heritage Mutual Funds. The Municipal Money Market Fund consists of a single class of shares, Class A shares.

     AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO GUARANTEE THAT THE $1.00 PER SHARE PRICE WILL BE MAINTAINED.

     This Prospectus contains information that should be read before investing in either Fund and should be kept for future reference. A Statement of Additional Information relating to the Funds dated January 2, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
  SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               [HERITAGE LOGO]
                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 421-4184

                        Prospectus Dated January 2, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GENERAL INFORMATION.................................................    1
  About the Trust and the Funds.....................................    1
  Total Fund Expenses...............................................    1
  Financial Highlights..............................................    3
  Differences Between A Shares and C Shares.........................    4
  Investment Objectives, Policies and Risk Factors..................    4
  Net Asset Value...................................................    7
  Yield.............................................................    7
INVESTING IN THE FUNDS..............................................    8
  How to Buy Shares.................................................    8
  Minimum Investment Required/Accounts With Low Balances............    9
  Investment Programs...............................................    9
  How to Redeem Shares..............................................   10
  Receiving Payment.................................................   11
  Exchange Privilege................................................   12
MANAGEMENT OF THE FUNDS.............................................   13
SHAREHOLDER AND ACCOUNT POLICIES....................................   14
  Dividends and Other Distributions.................................   14
  Distribution Plans................................................   15
  Taxes.............................................................   15
  Shareholder Information...........................................   16

                              GENERAL INFORMATION

ABOUT THE TRUST AND THE FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Heritage Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust is an open-end diversified management investment company that offers shares in two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund, both of which are designed for individuals, institutions and fiduciaries as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in 397 days or less. The Money Market Fund offers two classes of shares, Class A shares ("A shares") and Class C shares ("C shares"). C shares may be acquired only through exchanges of C shares of another Heritage open-end investment company that is advised or administered by Heritage Asset Management, Inc. ("Heritage Mutual Fund"). The Municipal Money Market Fund offers A shares only. Each Fund requires a minimum initial investment of $1,000, except for certain retirement accounts and investment plans for which lower limits may apply. See "Investing in the Funds."

TOTAL FUND EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shown below are all Class A operating expenses incurred by each Fund during its 1995 fiscal year. Class A annual operating expenses are shown as an annualized percentage of fiscal 1995 average daily net assets. Because C shares of the Money Market Fund were not offered for sale prior to April 3, 1995, Class C annual operating expenses are based on estimated expenses. Shareholder transaction expenses for both classes are expressed as a percentage of maximum public offering price, cost per transaction or as otherwise noted.

                                                                                    MUNICIPAL
                                                                                   MONEY MARKET
                                                            MONEY MARKET FUND          FUND
                                                           CLASS A     CLASS C       CLASS A
                                                           -------     -------     ------------
    SHAREHOLDER TRANSACTION EXPENSES
    Sales load "charge" on purchases.....................    None        None           None
    Contingent deferred sales load ("CDSL") (as a
      percentage of original purchase price or redemption
      proceeds, as applicable)...........................    None        1.00%(1)       None
    Wire redemption fee..................................   $5.00       $5.00         $ 5.00
    ANNUAL FUND OPERATING EXPENSES
    Management fee (after fee waivers)...................    0.47%       0.47%          0.50%
    12b-1 Distribution fee...............................    0.15%       0.15%          0.15%
    Other expenses.......................................    0.17%       0.17%          0.12%
                                                            -----       -----        -------
    Total Fund operating expenses (after fee waivers)....    0.79%       0.79%          0.77%
                                                            -----       -----        -------
                                                            -----       -----        -------

---------------
(1) A CDSL will be imposed only on the redemption of C shares acquired through an exchange of C shares of another Heritage Mutual Fund that did not satisfy the one-year CDSL holding period. See "Exchange Privilege."

     The Funds' manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its fees and, if necessary, reimburse the Money Market Fund to the extent that Class A and Class C annual operating expenses exceed
 .79% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1996. In addition, the Manager will voluntarily waive its fees and, if necessary, reimburse the Municipal Money Market Fund to the extent that Class A annual operating expenses exceed .77% of the average daily net assets for the fiscal year ending August 31, 1996. Absent fee waivers, the management fee for each class of the Money Market Fund would have been .49%, and total Fund operating expenses for each class would have been .81%. The Manager did not waive its fees with respect to the Municipal Money Market Fund. To the extent that the Manager waives or reimburses its fees with respect to one class, it will do so with respect to the other class on a proportionate basis.

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                       ------     -------     -------     --------
    Total Money Market Fund Operating Expenses -- A
      shares.........................................   $  8        $25         $44         $ 98
    Total Money Market Fund Operating Expenses -- C
      shares.........................................   $ 18        $25         $44         $ 98
    Total Municipal Money Market Fund Operating
      Expenses -- A shares...........................   $  8        $25         $43         $ 95

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                       ------     -------     -------     --------
    Total Money Market Fund Operating Expenses -- A
      shares.........................................    $8         $25         $44         $ 98
    Total Money Market Fund Operating Expenses -- C
      shares.........................................    $8         $25         $44         $ 98
    Total Municipal Money Market Fund Operating
      Expenses -- A shares...........................    $8         $25         $43         $ 95

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. For a further discussion of these costs and expenses, see "Management of the Funds" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following table shows important financial information for an A share of each Fund outstanding for the periods indicated, including net investment income, dividends, and certain other information. It has been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information ("SAI"), which may be obtained by calling your Fund at the telephone number on the front page of this prospectus. Financial highlights are not presented for C shares of the Money Market Fund because no shares of that class were outstanding for the periods indicated.

                                                             MONEY MARKET FUND
                                                                  CLASS A
                 ---------------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDED AUGUST 31,
                 ---------------------------------------------------------------------------------------------------------
                  1995       1994       1993       1992       1991       1990       1989       1988       1987      1986+
                 ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD........ $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000
                 ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income(a)...   0.50(b)    .029(b)    .025(b)    .038(b)    .063       .077       .084       .065       .054(b)    .050(b)
LESS
  DISTRIBUTIONS:
  Dividends from
    net
    investment
    income and
    net realized
    gains (a)... (0.050)     (.029)     (.025)     (.038)     (.063)     (.077)     (.084)     (.065)     (.054)     (.050)
                 ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE,
  END OF
  PERIOD........ $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000
                 ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN
  %.............   5.00       2.87       2.48       3.77       6.27       7.73       8.38       6.46       5.43       5.05(d)
RATIOS TO
  AVERAGE DAILY
  NET ASSETS
(%)/SUPPLEMENTAL
  DATA:
  Operating
    expenses,
    net.........    .79(b)     .79(b)     .78(b)     .78(b)     .79        .81        .90        .94       1.00(b)    1.00(b)(c)
  Net investment
    income......   5.00(b)    2.87(b)    2.47(b)    3.75(b)    6.20       7.73       8.51       6.47       5.45(b)    6.56(b)(c)
  Net assets at
    end of
    period
    (millions)
    ($).........  1,294        982        925        953        890        727        475        230        153        139

---------------
 + For the period November 25, 1985 (commencement of operations) to August 31, 1986.
(a) Includes net realized gains (losses) which were ($.001), ($.001), $.001, $.001, $.001, ($.001), $.001, $.001, ($.001) and less than $.003 per share, respectively.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001, $.001, $.001 and $.001 per share, respectively. The operating expense ratios including such items would be .81%, .81%, .81%, .78%, 1.01% and 1.12% (annualized), respectively.
(c) Annualized.
(d) Not annualized.

                          MUNICIPAL MONEY MARKET FUND
                                    CLASS A

                                                                        FOR THE YEARS ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               1995           1994           1993          1992+
                                                              ------         ------         ------         ------
NET ASSET VALUE, BEGINNING OF PERIOD......................... $1.000         $1.000         $1.000         $1.000
                                                              ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)...................................   .030           .019           .020           .005
LESS DISTRIBUTIONS:
  Dividends from net investment income.......................  (.030)         (.019)         (.020)         (.005)
                                                              ------         ------         ------
NET ASSET VALUE, END OF PERIOD............................... $1.000         $1.000         $1.000         $1.000
                                                              ======         ======         ======
TOTAL RETURN %...............................................   3.04           1.90           2.02            .47(c)
RATIOS TO AVERAGE DAILY NET ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net....................................    .77            .77(a)         .77(a)         .77(a)(b)
  Net investment income......................................   3.05           1.89           1.98           2.32(b)
  Net assets, end of period (millions) ($)...................    283            212            207            102

---------------
 +  For the period June 17, 1992 (commencement of operations) to August 31,
    1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001 per share, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively.
(b) Annualized.
(c) Not annualized.

DIFFERENCES BETWEEN A SHARES AND C SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The primary difference between the A shares and the C shares of the Money Market Fund lies in their ongoing expenses, including asset-based sales charges in the form of distribution fees and the possible imposition of a contingent deferred sales load ("CDSL") on C shares. C shares acquired through an exchange from another Heritage Mutual Fund that were held for a period of less than one year remain subject to the imposition of a CDSL of 1% upon their sale until the combined holding period of such shares reaches one year. Each class is subject to an annual Rule 12b-1 fee of .15% of average daily net assets. In addition, each class may bear differing amounts of certain class-specific expenses, such as transfer agent fees, Securities and Exchange Commission ("SEC") registration fees, state registration fees and expenses of administrative personnel and services. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Money Market Fund's investment objective is to achieve maximum current income consistent with stability of principal. The Municipal Money Market Fund's investment objective is to achieve maximum current income exempt from Federal income tax consistent with stability of principal. Each Fund pursues its investment objective by investing in high quality securities with remaining maturities of 397 days or less. The average dollar-weighted portfolio maturity of money market instruments in each Fund's investment portfolio will be 90 days or less. While there is no assurance that either Fund will achieve its investment objective, each Fund will endeavor to do so by following the investment policies described in this prospectus.

     The following is a discussion of each Fund's principal investment securities and practices, including the risks of investing in these securities or engaging in these practices. For more detailed information about these securities and Fund practices, see the SAI.

MONEY MARKET FUND

     The money market instruments in which the Money Market Fund may invest include:

- Commercial paper, including U.S. dollar-denominated commercial paper of foreign issuers, and high quality short-term debt obligations, including variable rate demand notes, that are rated in the highest rating category (First Tier Securities) by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one if only one rating is assigned) and in unrated securities determined by the Trust's Board of Trustees (the "Board of Trustees" or the "Board") or the Manager to be of comparable quality. The Fund also may invest up to 5% of its assets in securities receiving the second highest rating (Second Tier Securities) or in unrated securities determined to be of comparable quality. See "Appendix A -- Description of Securities Ratings" in the SAI.

- Marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed-delivery basis and repurchase agreements relating to these obligations. These securities include securities issued and guaranteed by the U.S. Government, such as U.S. Treasury bills, notes, and bonds; obligations backed by the "full faith and credit" of the United States, such as Government National Mortgage Association securities; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

- Instruments such as certificates of deposit, demand and time deposits, savings shares and banker's acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Federal Deposit Insurance Corporation ("FDIC").

- U.S. dollar-denominated certificates of deposit, time deposits, and banker's acceptances of foreign branches of a domestic bank ("domestic Eurodollar certificates") if such bank has assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of its most recent fiscal year.

- U.S. dollar-denominated certificates of deposit, time deposits, and banker's acceptances of foreign branches of a foreign bank ("foreign Eurodollar certificates") if such bank has assets that are the equivalent of at least $2 billion as of the close of its most recent fiscal year.

- U.S. dollar-denominated certificates of deposit, time deposits, and banker's acceptances of U.S. branches of a foreign bank ("Yankee certificates") if such bank has assets that are the equivalent of at least $2 billion as of the close of its most recent fiscal year.

MUNICIPAL MONEY MARKET FUND

     As a fundamental policy, the Municipal Money Market Fund normally will invest at least 80% of its net assets in municipal securities, the interest on which is, in the opinion of the issuer's bond counsel, exempt from Federal income tax ("tax-exempt municipal securities") but which may or may not be an item of tax preference for purposes of the Federal alternative minimum tax (the "AMT"). Such interest may be subject to state and/or local income taxes. The remaining portion of the Fund's investment portfolio may be invested in short-term taxable investments. All of the Fund's investments must be determined by the Board or, pursuant to authority delegated by the Board, by Alliance Capital Management L.P. (the "Subadviser") to present minimum credit risks. The instruments in which the Fund may invest include:

- Municipal notes that generally are used to provide for short-term capital needs and generally have maturities of one year or less. These include tax anticipation and revenue anticipation notes that generally are issued in anticipation of various seasonal revenues, bond anticipation notes and tax-exempt commercial paper.

- Short-term municipal bonds, including general obligation bonds, that are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, that generally are paid from the revenues of a particular facility or a specific excise or other source.

- Variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Variable rate securities may include participation interests in industrial development bonds backed by letters of credit of FDIC member banks having total assets of more than $1 billion. The letters of credit of any single bank will not apply to variable rate obligations constituting more than 10% of the Fund's total assets.

- Taxable investments including obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, high quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements with respect to such obligations.

     The Fund also may invest in stand-by commitments, which may involve certain expenses and risks. Such commitments are not expected to comprise more than 5% of its net assets. The Fund may commit up to 15% of its net assets to the purchase of when-issued securities. The price of when-issued securities, which generally is expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. The Fund also may invest in reverse repurchase agreements and may lend portfolio securities.

     All of the Fund's municipal securities at the time of purchase will be rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG-1 and MIG-2, or VMIG-1 and VMIG-2) or Standard & Poor's (AAA and AA, SP-1 and SP-2 or A-1 and A-2), or if unrated, judged by the Board or, pursuant to authority delegated by the Board, by the Subadviser to be of comparable quality. Securities also must meet credit standards applied by the Subadviser. See "Appendix A -- Description of Securities Ratings" in the SAI.

     Each Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise stated, all policies of each Fund described in this prospectus may be changed by the Board of Trustees without shareholder approval. Each Fund also may engage in the following types of investments. The SAI contains more detailed information about each Fund's investment policies and risks.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or the maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, a Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager or Subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     RISKS OF FOREIGN BANK INVESTMENTS. Investments in foreign bank instruments, including instruments of foreign branches of domestic banks, present certain additional risks. These risks include the impact of future political and economic developments, the possible establishment of exchange controls and/or the adoption of other governmental restrictions that might affect adversely the payment of principal and interest on such instruments. In addition, there may be less publicly available information about a foreign bank than about a domestic bank. See the SAI for a further discussion of these risks.

     SECTION 4(2) COMMERCIAL PAPER. Most commercial paper is exempt from registration requirements imposed by federal securities laws. In addition, some commercial paper that is not exempt can be purchased and sold without registration in transactions not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). The Funds' investments in Section 4(2) commercial paper will be subject to their nonfundamental 10% limitation on investments in illiquid securities, unless the
Section 4(2) commercial paper can be sold to qualified institutional buyers ("QIBs") under Rule 144A of the 1933 Act. As permitted by Rule 144A, the Board has adopted guidelines and delegated the daily function of determining and monitoring the liquidity of securities so purchased. Because it is not possible to predict with assurance how the Rule 144A market will develop, the Board will monitor the Funds' investments in Rule 144A securities, focusing on such factors as liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that QIBs become uninterested in purchasing such securities.

     WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase short-term U.S. Government obligations on a when-issued or delayed-delivery basis (arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time); however, the Funds only will engage in these transactions for the purpose of acquiring portfolio securities consistent with their investment objective and policies, and not for investment leverage. Prior to settlement of these transactions, the market price of the purchased securities may vary from the purchase price.

NET ASSET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The net asset values of the Money Market Fund's A shares and C shares and the net asset value of the Municipal Money Market Fund's A shares are calculated by dividing the value of the total assets of each Fund attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Shares are valued daily at 12:00 p.m. Eastern time immediately after the daily declaration of dividends on each day the New York Stock Exchange ("Exchange") is open. Each Fund will use its best efforts to maintain its net asset value per share at $1.00 by valuing its portfolio securities using the amortized cost method, adding other assets, subtracting liabilities and dividing by the number of shares outstanding. A Fund, however, cannot guarantee that its net asset value per share will always remain at $1.00. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

YIELD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     From time to time the Funds may advertise "yield" and "effective yield." The Money Market Fund's yield is computed separately for A shares and C shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "average yield" because of the compounding effect of this assumed reinvestment.

     The Municipal Money Market Fund also may advertise its "tax-equivalent yield." The "tax-equivalent yield" represents the taxable yield a shareholder would have to earn before Federal income tax to equal the Fund's tax-free yield. See "Calculating Yields" in the SAI.

                             INVESTING IN THE FUNDS

HOW TO BUY SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares of each Fund are offered continuously through the Trust's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor.

     The Money Market Fund offers two classes of shares, A shares and C shares. C shares may be acquired only through an exchange of C shares of another Heritage Mutual Fund. See "Exchange Privileges." The Municipal Money Market Fund offers and sells only A shares.

     You may purchase A shares of a Fund directly by completing and signing the Account Application found in this prospectus, and mailing it, along with your payment, to Heritage Cash Trust - [name of the Fund], c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

     A shares of a Fund also may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank ("Representative") by placing an order for A shares with your Representative, completing and signing the Representative's account application and making your check payable to your Representative.

     The Distributor and certain participating dealers have established automatic purchase procedures ("Sweep Programs") for each Fund's shareholders who maintain a brokerage account with them. Free credit cash balances ("credit balances") arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and funds received from customers may be invested automatically in A shares on a daily basis. Additional information regarding this privilege can be obtained from your Representative. For shareholders participating in Sweep Programs, Fund accounts may be established as a part of the participating dealer's new account procedure.

     Shares of a Fund are sold at their net asset value next determined after an order is received by the Manager, in its capacity as transfer agent, without a sales load. Initial and subsequent orders will be considered to be received by the Manager, in its capacity as transfer agent, after payment by check is converted into Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) normally two days after receiving the check. If payment is made by bank wire, the order will be considered received immediately. However, such orders received by the Manager after 12:00 p.m. Eastern time will not be invested until the next business day. Each Fund reserves the right to reject any purchase request.

     Purchases of Fund shares by customers of a Representative using a Sweep Program usually will be made on the next business day following the day that credit balances are generated in the customer's brokerage account. However, credit balances arising from funds placed in the customer's account by personal check or purchase of Fund shares by personal check usually will not be invested until the second business day following the day that the deposit is credited to the customer's account. Due to the foregoing practices, the Representative may, under certain circumstances, obtain Fderal funds prior to purchasing Fund shares for its customers and may, as a result, realize some benefit because of the delay in investing these funds.

     Shares may be purchased with Federal funds sent by Federal Reserve or bank wire to State Street Bank and Trust Company, Boston, Massachusetts, ABA#011-000-028, Account # 3196-769-8. Wire instructions should include (1) the name of the Fund, (2) your account number assigned by the Fund, and (3) your name. To open a new account with Federal funds or by wire, you must contact the Manager or your Representative to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Funds" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Except as provided under "Investment Programs," the minimum initial investment in each Fund is $1,000, and a minimum account balance of $1,000 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Trust's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $1,000, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Trust may redeem shares in the account and pay the proceeds to the shareholder.

INVESTMENT PROGRAMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     A variety of automated investment options are available for the purchase of each Fund's A shares. These plans provide for automatic monthly investments of $50 or more through various methods described below. You may change the amount to be automatically invested or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. Shareholders desiring this service should complete the appropriate application available from the Manager. You will receive a periodic confirmation of all activity for your account.

AUTOMATIC INVESTMENT OPTIONS:
---------------------------------

1. Bank Draft Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into either Fund. The draft is returned by your bank the same way a canceled check is returned.

2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to either Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U. S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of either Fund. The U.S. Government or agency will report to you all payments made.

4. Automatic Exchange -- If you own shares of another Heritage Mutual Fund, you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of either Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

     You may change or terminate any of the above options at any time.

RETIREMENT PLANS:
------------------

     Shares of either Fund may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employer Pension Plans ("SEPs") and other retirement plan accounts. Generally, it will not be advantageous to hold shares of the Municipal Money Market Fund in an IRA or other retirement plans.

     HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. An individual may make limited contributions to a Heritage IRA through the purchase of shares of either Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $2,250, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified retirement plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.

     Shares of either Fund may be used as the investment medium for qualified retirement plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

     See "Investing in the Funds" in the SAI for more information on the above programs.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Redemptions of a Fund's shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to either Fund for redemption by that Fund and may charge you for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to a Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application.

The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares - Telephone Transactions" in the SAI. You may elect to have the funds wired to the bank account specified on the Account Application. Funds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $25,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 60 days. For your protection, all other redemption checks will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Fund shares may be redeemed by sending a written request for redemption to "Heritage Cash Trust - [name of the applicable Fund], c/o Shareholder Services, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733". Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 60 days, redemptions greater than $25,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit an order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

     REDEEMING BY CHECK. At your request, after receipt of a completed signature card and good funds become available in the account, the Manager will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value next determined after the Manager presents the check to the Fund. A check should not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written on a Fund checking account and negotiated through a local bank where you have an account. Canceled checks will be sent to you each month. All checkwriting transactions are available to you at no charge, except as follows:

- $15.00 charge for all attempted check redemptions in which the amount of the check exceeds the available assets in your account; and

- $15.00 charge for placing a stop payment order on a check.

     Please contact the Manager or your Representative for further information, or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     If redemption of Fund shares is requested by contacting your Representative, you normally will receive payment by check on the first business day following the receipt of instructions. Redemption payments made by the Manager to shareholders who have elected to redeem Fund shares by written request normally are available to be mailed according to instructions within one day following receipt of a valid redemption request.

However, your right to redeem shares or receive payment therefrom may be suspended or postponed at times when the Exchange is closed (other than customary weekend and holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming
Shares -- Receiving Payment" in the SAI.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     You may exchange some or all of your shares of each Fund for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. A sales load will be charged on the exchange of A shares of the Fund for the A shares of a Heritage Mutual Fund equal to that charged on a purchase of such Heritage Mutual Fund shares unless the Fund shares being exchanged were themselves acquired by the exchange of other Heritage Mutual Fund shares. A CDSL of 1% will be imposed on the redemption of C shares of the Money Market Fund acquired through exchange of C shares of another Heritage Mutual Fund if those shares were held for less than the required one-year CDSL holding period. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally seven calendar days following the purchase date. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares - Telephone Requests."

     Telephone exchanges can be effected by calling the Manager at (800) 421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention:
Shareholder Services. Telephone or telegram requests for an exchange received by the Manager before 12:00 p.m. Eastern time will be effected on that day. Requests for an exchange received after 12:00 p.m. will be effected on the following business day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     The exchange privilege is available only in states where shares of the Heritage Mutual Fund being acquired may be legally sold. Each Heritage Mutual Fund reserves the right to reject any order to acquire shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.

                            MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

     The business and affairs of each Fund are managed by or under the direction of the Trust's Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or a two-thirds vote of the outstanding Fund's shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage Asset Management, Inc. is the investment adviser, fund accountant, administrator and transfer agent for each Fund. The Manager is responsible for making investment decisions for the Money Market Fund and for reviewing and establishing investment policies for each Fund as well as administering its noninvestment affairs. The Manager is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the other Heritage Mutual Funds with net assets totalling approximately $2.0 billion as of October 31, 1995. The Manager's annual investment advisory and administration fee is paid monthly by each Fund to the Manager and is based on its average daily net assets as shown on the charts below. Each Fund pays the Manager directly for fund accounting and transfer agent services.

                               MONEY MARKET FUND

                                           ADVISORY FEE
                                          AS % OF AVERAGE
AVERAGE DAILY                                DAILY NET
NET ASSETS                                    ASSETS
---------------------------------------------------------
First $500 million......................        .500%
Second $500 million.....................        .475%
Third $500 million......................        .450%
Fourth $500 million.....................        .425%
Over $2 billion.........................        .400%

                          MUNICIPAL MONEY MARKET FUND

                                           ADVISORY FEE
                                          AS % OF AVERAGE
AVERAGE DAILY                                DAILY NET
NET ASSETS                                    ASSETS
---------------------------------------------------------
First $250 million......................        .500%
Second $250 million.....................        .475%
Third $250 million......................        .450%
Fourth $250 million.....................        .425%
Over $1 billion.........................        .400%

     The advisory fee may be reduced pursuant to regulations in various states where Fund shares are qualified for sale which impose limitations on the annual expense ratio of a Fund. The Manager reserves the right to discontinue any voluntary waiver of its fees or reimbursement to a Fund in the future. The Manager also may recover advisory fees waived in the two previous years if the recovery does not cause a Fund to exceed applicable expense limitations. It currently is not anticipated that the Manager will recover these fees. The

Manager and the Distributor also are authorized to use the fees paid to them by each Fund to compensate third parties who agree to provide administrative or shareholder services to the Funds. The Manager, as transfer agent for the Funds, maintains a share account for each shareholder.

SUBADVISER

     The Manager has entered into an agreement with Alliance Capital Management L.P. to provide investment advice and portfolio management services to the Municipal Money Market Fund for a fee payable by the Manager equal to .125% of the Fund's average daily net assets up to $100 million, .10% of average daily net assets from $100 million to $250 million and .05% of average daily net assets exceeding $250 million. Investment decisions for the Municipal Money Market Fund are made by the Subadviser subject to review by the Manager and the Board of Trustees. The Subadviser is a major international investment manager supervising client accounts with assets totaling over $ billion as of October 31, 1995. The Subadviser serves its clients, primarily major corporate employee benefit funds, public employee retirement systems, investment companies,
foundations and endowment funds, with a staff of more than      employees
operating out of
domestic offices and the overseas offices of      subsidiaries.

     The Subadviser is a limited partnership whose general partner, Alliance Capital Management Corporation, is a wholly-owned subsidiary of Equitable Investment Corporation, which in turn is a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). ACMC, Inc.,
also a wholly-owned subsidiary of Equitable, owns approximately   % of the
outstanding securities of the Subadviser. Equitable, one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of
     French mutual insurance companies.

     Fund purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Funds normally will not incur any brokerage commission expense on such transactions because money market instruments generally are traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The Manager or, for the Municipal Money Market Fund, the Subadviser will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. Subject to those requirements, the Manager or Subadviser, as the case may be, may consider sales of shares of the Funds (and, if permitted by law, of other funds for which the Manager or Subadviser, as the case may be, is the adviser or subadviser) as a factor in the selection of broker-dealers to execute portfolio transactions for each Fund. See the SAI for a further discussion of portfolio transactions and brokerage services.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Dividends from net investment income are declared daily and paid monthly. Each Fund's net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. You receive the dividend declared on the day following the date on which your shares are purchased. If you withdraw the entire balance of your account, you will be paid all dividends declared through the date of the withdrawal. Dividends are declared automatically and issued in additional shares of each Fund unless you request cash payments. You also may elect to have your dividends automatically invested in any other Heritage Mutual Fund. Distributions of net short-term capital gain, if any, normally are made once each year near calendar year-end, although such distributions may be made more frequently in order to maintain each Fund's net asset value at $1.00 per share. Distribution options can be changed at any time by notifying the Manager in writing.

     Dividends paid by the Money Market Fund with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of each class of each Fund's shares and in connection with personal services rendered to shareholders and the maintenance of shareholder accounts, each Fund pays the Distributor a service fee of up to 0.15% of that Fund's average daily net assets attributable to that class of shares. This fee is computed daily and paid monthly.

     The above-referenced fees paid to the Distributor are made under Distribution Plans (each a "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of a Fund's shares, including, but not limited to, compensation paid to Representatives, advertising, salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, SAIs and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of the Funds. In addition, the Manager may elect to bear additional expenses incurred by the Distributor and sales agents in providing such services.

     If a Plan is terminated, the obligation of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code so that it will be relieved of Federal income tax on that part of its taxable net investment income and realized net capital gains that is distributed to its shareholders. Dividends paid by the Money Market Fund generally are taxable to its shareholders as ordinary income, notwithstanding that these dividends are paid in additional Fund shares. Distributions by the Municipal Money Market Fund that it designates as "exempt-interest dividends" generally may be excluded from gross income by its shareholders. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Municipal Money Market Fund shares is not deductible. You will receive Federal income tax information regarding dividends after the end of each year including, for the Municipal Money Market Fund, the amount of exempt-interest dividends (and the portion thereof, if any, that is an item of tax preference for purposes of the AMT) and the amount of any taxable dividends. Each Fund is required to withhold 31% of all taxable dividends payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     The foregoing is only a summary of the important Federal income tax considerations generally affecting the Funds and their shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote, except that, in matters affecting only one Fund, only shares of that Fund are entitled to vote. Both classes of shares of the Money Market Fund have equal voting rights, except that, in matters affecting only a particular class, only shares of that class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

     No dealer, salesman, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Heritage Cash Trust                                                                                         -----------------
P.O. Box 33022
St. Petersburg, FL 33733
---------------------------------------                                                                         BULK RATE
                                                                                                              U.S. POSTAGE
Address Change Requested                                                                                          PAID
                                                                                                             MODERN MAILING
Prospectus                                                                                                  -----------------
INVESTMENT ADVISER/
SHAREHOLDER SERVICING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733
(800) 421-4184
DISTRIBUTOR
Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800
LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
110M HAM003

                                                      [HERITAGE LOGO]

                                                     MONEY MARKET FUND
                                                            AND
                                                MUNICIPAL MONEY MARKET FUND

                                                         PROSPECTUS

                                                      January 2, 1996

                                 HERITAGE CASH TRUST

                                  MONEY MARKET FUND
                             MUNICIPAL MONEY MARKET FUND

                         STATEMENT OF ADDITIONAL INFORMATION

              This Statement of Additional Information ("SAI") dated January 2, 1996 should be read with the Prospectus of Heritage Cash Trust-Money Market and Municipal Money Market Funds, dated January 2, 1996. This SAI is not a prospectus itself. To receive a copy of the Prospectus, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.

                           Heritage Asset Management, Inc.
                                880 Carillon Parkway
                            St. Petersburg, Florida 33716

                                  TABLE OF CONTENTS
                                                                            Page
                                                                            ----
     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .   1
              Investment Objectives  . . . . . . . . . . . . . . . . . . . .   1
              Investment Policies  . . . . . . . . . . . . . . . . . . . . .   1
     INVESTMENT LIMITATIONS  . . . . . . . . . . . . . . . . . . . . . . . .   7
     NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
     CALCULATING YIELDS  . . . . . . . . . . . . . . . . . . . . . . . . . .  12
     INVESTING IN THE FUNDS  . . . . . . . . . . . . . . . . . . . . . . . .  13
     REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
              Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . .  14
              Telephone Transactions . . . . . . . . . . . . . . . . . . . .  15
              Redemptions in Kind  . . . . . . . . . . . . . . . . . . . . .  15
              Receiving Payment  . . . . . . . . . . . . . . . . . . . . . .  16
     EXCHANGE PRIVILEGE  . . . . . . . . . . . . . . . . . . . . . . . . . .  16
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
     TRUST INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
              Management of the Funds  . . . . . . . . . . . . . . . . . . .  19
              Investment Adviser and Administrator; Subadviser   . . . . . .  23
              Portfolio Transactions . . . . . . . . . . . . . . . . . . . .  26
              Distribution of Shares . . . . . . . . . . . . . . . . . . . .  27
              Administration of the Funds  . . . . . . . . . . . . . . . . .  29
              Potential Liability  . . . . . . . . . . . . . . . . . . . . .  30
     APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1
     REPORT OF INDEPENDENT ACCOUNTANTS
              Money Market Fund  . . . . . . . . . . . . . . . . . . . . .   A-5
              Municipal Money Market Fund  . . . . . . . . . . . . . . . .   A-6
     FINANCIAL STATEMENTS
              Money Market Fund  . . . . . . . . . . . . . . . . . . . . .   A-7
              Municipal Money Market Fund  . . . . . . . . . . . . . . . .  A-14

     GENERAL INFORMATION
     -------------------
              Heritage Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust currently consists of two separate investment portfolios: the Money Market Fund and the Municipal Money Market Fund (the "Municipal Fund") (collectively the "Funds"). The Money Market Fund offers two classes of shares, Class A shares that are not subject to any sales load ("A shares") and Class C shares offered subject to a contingent deferred sales load ("CDSL") ("C shares"). C shares may be acquired only through exchanges of C shares of other Heritage mutual funds for which Heritage Asset Management, Inc. (the "Manager") serves as adviser or administrator ("Heritage Mutual Funds"). The Municipal Fund offers A shares only.

     INVESTMENT INFORMATION
     ----------------------
              Investment Objectives
              ---------------------
              Each Fund's investment  objective and certain  investment policies
     are  described  in  the  prospectus.   The  Funds  also  have  adopted  the
     investment policies and restrictions described below.

              Investment Policies
              -------------------
              Repurchase Agreements. Each Fund may enter into repurchase agreements with domestic commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in U.S. Government securities. A Fund's repurchase agreements will require that the underlying security at all times have a value at least equal to the resale price. If the seller of a repurchase agreement defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the agreement. In addition, even though the Federal Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in insolvency proceedings, a Fund may incur delays and costs in selling the underlying security or may suffer a loss if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller.

              Reverse Repurchase Agreements. Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom the Fund may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities, marked to market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be
     considered  borrowings  for  the  purpose  of  the   Fund's  limitation  on
     borrowing.

              Section  4(2) Commercial  Paper  and  Rule 144A.   Each  Fund  may
     invest in Section 4(2) commercial paper. Most commercial paper is exempt from registration requirements imposed by federal securities laws. In addition, some commercial paper that is not exempt can be purchased and sold without registration in transactions not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). The Manager or, for the Municipal Fund, Alliance Capital Management L.P. (the "Subadviser"), considers legally restricted but readily saleable Section 4(2) commercial paper to be liquid. The Securities and Exchange Commission (the "SEC") staff, though, considers such investments to be illiquid. Accordingly, until advised otherwise by the staff, a Fund's investments in Section 4(2) commercial paper will be subject to its limit on investments in illiquid securities, unless the
     Section 4(2) commercial paper can be sold to qualified institutional buyers ("QIBs") under Rule 144A of the 1933 Act (the "Rule"). Among other conditions, the Rule requires that the Trust's Board of Trustees (the "Board" or the "Board of Trustees") continuously determine, based on trading markets for specific securities purchased in reliance on the Rule, that such securities are liquid. As permitted by the Rule, the Board of Trustees have adopted guidelines and delegated the daily function of determining and monitoring the liquidity of securities so purchased. Because it is not possible to predict with assurance how the Rule 144A market will develop, the Board will monitor carefully the Funds' investments in Rule 144A securities, focusing on such factors as liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that QIBs become uninterested in purchasing such securities.

              Securities Loans. Each Fund may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be secured continuously by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays a Fund an amount equal to any dividends or interest received on the securities lent. The Funds retain all or a portion of the interest received on investments of the cash collateral or receive a fee from the borrower. The Funds may call such loans in order to sell the securities involved. In the event that a Fund reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be collateralized fully.

              When-Issued and Delayed-Delivery Transactions. Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis. These transactions are made to secure what the Manager or, for the Municipal Fund, the Subadviser considers to be advantageous prices or yields. Settlement dates may be a month or more after entering into these transactions, and market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds, such as cash, U.S. Government securities or other liquid high-grade debt obligations, which will be marked to market daily, sufficient to make payment for the securities to be purchased, will be segregated by the Funds' custodian on the Funds' records at the trade date and maintained until the transaction settles. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction. The seller's failure to perform may cause a Fund to miss a price or yield considered to be advantageous.

              MONEY MARKET FUND

              Eurodollar and Yankee Certificates. The Money Market Fund may purchase certificates of deposit, time deposits and bankers' acceptances issued by foreign branches of domestic banks ("domestic Eurodollar certificates") and foreign banks ("foreign Eurodollar certificates") or by domestic branches of foreign banks ("Yankee certificates"). As a result of federal and state laws and regulations, domestic branches of domestic banks generally are, among other things, required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

              Domestic and foreign Eurodollar certificates, such as certificates of deposit and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and governmental regulation. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may affect adversely payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

              Yankee certificates may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. The deposits of state-licensed domestic branches of foreign banks may not be insured necessarily by the Federal Deposit Insurance Corporation ("FDIC").

              In view of the foregoing factors associated with the purchase of domestic and foreign Eurodollar and Yankee certificates, the Money Market Fund will evaluate carefully such investments on a case-by-case basis.

              GNMA Certificates. The Money Market Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation that guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Money Market Fund will receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA securities may offer yields higher than those available from other types of U.S. Government securities, GNMA securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because prepayment proceeds will be invested at prevailing interest rates, that may be lower than the GNMA securities on which the prepayments were made.

              Industry Classifications. For purposes of determining industry classifications, the Money Market Fund relies upon classifications established by the Manager that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the SEC and in the Standard & Poor's Corporation Industry Classifications.

              MUNICIPAL FUND

              Alternative Minimum Tax. The Municipal Fund may invest without limit in tax-exempt municipal securities the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT"). Such bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. AMT-Subject Bonds generally are limited obligations of the issuer, supported only by payments from private business entities that use the facilities financed by the bonds (and the pledge, if any, of the real and personal property so financed as security for such payment) and not by the full faith and credit or taxing power of the state or any governmental subdivision. It is not possible to provide specific details on each of these obligations in which the Municipal Fund's assets may be invested.

              Municipal Securities. The Municipal Fund invests primarily in municipal securities. Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and generally are subject to greater price movements than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. The achievement of the Municipal Fund's objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Municipal Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities have not been subject to registration with the SEC, although there have been proposals that would require registration in the future. The Municipal Fund generally will hold securities to maturity rather than follow a practice of trading. However, the Municipal Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in
     securities markets.       Obligations of  issuers of  municipal  securities
     are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures or referenda extending the time for payment of principal and/or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There also is the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

              Standby Commitments. The Municipal Fund may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell commonly is known as a "standby commitment," and the aggregate price for securities with a standby commitment may be higher than the price that otherwise would be paid. The primary purpose of this practice is to permit the Municipal Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Municipal Fund acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Because the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Municipal Fund will enter into standby commitment transactions only with municipal securities dealers that are
     determined by  the  Subadviser  to  present  minimal  credit  risks.    The
     acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Standby commitments are valued by the Municipal Fund at zero in determining net asset value. If the Municipal Fund pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Municipal Fund's investment portfolio of securities.

              Taxable Securities. Although the Municipal Fund is, and expects to be, invested primarily in municipal securities, it may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities are limited to remaining maturities of 397 days or less at the time of investment, and the Municipal Fund's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money securities purchased by the Municipal Fund are limited to: marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; repurchase agreements involving such securities; certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and that are members of the FDIC; and commercial paper of prime quality rated A-1 or higher by Standard & Poor's ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, deemed by the Board of Trustees or, pursuant to authority delegated by the Board, by the Subadviser to be of equal quality.

              Variable Rate Obligations. The interest rate payable on certain "variable rate" municipal securities in which the Municipal Fund may invest is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Municipal Fund to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities can enhance the ability of the Municipal Fund to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount.

              The  payment  of  principal and  interest  by  issuers  of certain municipal securities may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Municipal Fund's investment quality requirements. Variable rate obligations purchased by the Municipal Fund may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities."

              Purchase of a participation interest gives the Municipal Fund an undivided interest in certain such bonds. The Municipal Fund can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of its participation interest in the instrument, plus accrued interest, but will do so only (1) as required to provide liquidity, (2) to maintain a high quality investment portfolio, or (3) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Municipal Fund will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned from the bonds in which it holds participation interests is exempt from Federal income tax. The Subadviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Municipal Fund on the basis of published financial information, rating agency reports and other research services to which the Subadviser may subscribe.

     INVESTMENT LIMITATIONS
     ----------------------
              In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the prospectus, the
     Funds are subject to the following investment limitations, that are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

              Concentration. The Money Market Fund will not purchase money market instruments if as a result of such purchase more than 25% of the value of its total net assets would be invested in any one industry. However, the Money Market Fund may invest up to 100% of its assets in domestic bank obligations and obligations of the U.S. Government, its agencies, and instrumentalities, provided that it may not invest more than 25% of its net assets in (1) domestic Eurodollar certificates, unless the domestic parent would be unconditionally liable if its foreign branch failed to make payments on such instruments, and (2) Yankee certificates, unless the branch issuing such instrument is subject to the same regulation as U.S. banks.

               The Municipal Fund will not purchase instruments if as a result of such purchase more than 25% of the value of its total net assets would be invested in any one industry, provided that for purposes of this policy
     (1) there is no limitation with respect to tax-exempt municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued by domestic banks, and (2) consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction, the Municipal Fund will regard the entity that has the primary responsibility for making payment of principal and interest as the issuer.

              Investing in Commodities, Minerals or Real Estate. The Funds may not invest in commodities, commodity contracts, oil, gas or other mineral programs, or real estate, except that each may purchase money market instruments issued by companies that invest in or sponsor such interests.

              Underwriting. The Funds may not engage in the underwriting of money market instruments issued by others except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

              Loans. The Funds may not engage in lending activities. However, this policy does not apply to securities lending and repurchase agreements. The Money Market Fund may not make secured loans of its portfolio securities amounting to more than 25% of its total assets.

              Issuing Senior Securities. The Money Market Fund may not issue senior securities, except as permitted by the investment objective, policies and investment limitations of the Fund. The Municipal Fund may not issue senior securities. However, this policy does not apply to investment policies otherwise permitted by the Municipal Fund, such as making securities loans, borrowing money and engaging in repurchase agreements and reverse repurchase agreements.

              Borrowing Money. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. A Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the borrowing Fund's custodian and on the Fund's records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. Each Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

              The Funds have adopted the following additional restrictions that, together with certain limits described in the Funds' prospectus, are nonfundamental policies and may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

              Selling Short and Buying on Margin. The Funds may not sell any money market instruments short or purchase any money market instruments on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

              Investing in  New Issuers.   Neither Fund may invest  more than 5%
     of its total assets in securities of issuers that have records of less than three years of continuous operation.

              Acquiring Securities. The Funds may not acquire the voting securities of any issuer, invest in securities for the purpose of exercising control or management, or invest in securities issued by any other investment company except as part of a merger, consolidation or other acquisition, or as otherwise permitted by law.

              Investing in Issuers Whose Securities Are Owned by Officers of the Trust. The Funds may not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Manager who own individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

              Dealing in  Puts and  Calls.   The Funds  may not invest  in puts,
     calls, straddles, spreads or any combination thereof.

              Pledging Securities.   The  Funds may  not pledge  any  securities
     except to secure permitted borrowings, and then only in amounts not to exceed 10% of a Fund's total assets.

              Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

     NET ASSET VALUE
     ---------------
              Each Fund determines its net investment income for dividend purposes once each business day immediately prior to the determination of net asset value. Each determination of net investment income includes all accrued interest on portfolio investments of the Fund, less all accrued expenses of the Fund. (A Fund will not have unrealized gains or losses so long as it values its instruments by the amortized cost method.) Realized gains and losses are reflected in a Fund's net asset value and are not included in net investment income. All of a Fund's net investment income is declared as dividends daily.

              Net asset value for a share of each class of the Money Market Fund and for an A share of the Municipal Fund is determined daily at 12:00 p.m. Eastern time immediately after the daily declaration of dividends, Monday through Friday, except for the following New York Stock Exchange (the "Exchange") holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund will seek to stabilize the net asset value per share of its class(es) at $1.00 by use of the amortized cost method of valuation, which the Board of Trustees has determined is the best method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premiums or accumulation of discounts rather than at current market value. The Board of Trustees periodically assess the continued use of this valuation method and, if necessary, will consider valuing Fund assets at their fair value as determined in good faith by the Board of Trustees.

              A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board of Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board of Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

              Rule 2a-7 requires that a Fund limit its investments to instruments that, in the opinion of the Board of Trustees, present minimal credit risk and are of high quality as determined by any major rating agency. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund. For these purposes, each Fund treats variable rate securities as maturing on the date of their next scheduled rate adjustment and instruments purchased subject to repurchase agreements as maturing as of the date that the repurchase is to be made. Should the disposition of a portfolio security result in a Fund's dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

              It is the Funds' usual practice to hold portfolio securities to maturity and realize the instruments' stated full value, unless the Manager or, in the case of the Municipal Fund, the Subadviser, determines that sale or other disposition is appropriate in light of a Fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

              In periods of declining interest rates the indicated daily yield on shares of a Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value as computed above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     CALCULATING YIELDS
     ------------------
              Each class of a Fund computes its current and effective yield quotations and A shares of the Municipal Fund calculates its tax-equivalent yield using standardized methods required by the SEC. Each class of a Fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and
     (2) its effective yield based on the same seven-day period by compounding the base period and by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

                                                          365/7
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)       ]-1

              For the seven-day period ended August 3l, 1995, the A shares of the Money Market Fund's current and effective yields were 5.00% and 5.12%, respectively. There were no C shares of the Money Market Fund outstanding during the above-referenced time period.

              The Municipal Fund from time to time advertises its Class A tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the Municipal Fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the Municipal Fund's yield that is not tax-exempt, according to the following formula:
                                        E
              TAX-EQUIVALENT YIELD =  (----) + t
                                       1-p

     where E = the portion of yield that is tax-exempt, p = stated income tax rate, and t = the portion of yield that is taxable.

              For the seven-day period ended August 31, 1995, the A shares of the Municipal Fund's current, effective and tax-equivalent (assuming the maximum Federal income tax rate of 39.6%) yields were 2.97%, 3.01% and 4.98%, respectively.

              Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of a Fund fluctuates, it cannot be compared with yield on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

              A Fund's class performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to predict or indicate future results. The return on an investment in a class will fluctuate. In Performance Advertisements, a class may compare its taxable and tax-equivalent yields with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, and The New York Times.

     INVESTING IN THE FUNDS
     ----------------------
              A shares and C shares are sold at their next determined net asset value after an order is received, without a front-end sales load. The procedures for purchasing each class of shares of each Fund is explained in the prospectus under "How to Buy Shares." For customers of Raymond James & Associates, Inc. ("RJA" or the "Distributor") or its affiliates, credit balances will be invested automatically. Credit balances arising from deposits made prior to the daily cashiering deadline (which varies according to branch location of the customer's account) will be credited to the brokerage account on the day of receipt. Deposits made after the daily cashiering deadline of the Distributor's office in which the deposit is made will be credited to the brokerage account on the next business day following the day of deposit.

     REDEEMING SHARES
     ----------------
              The methods of redemption are described in the section of the prospectus entitled "How to Redeem Shares."

              Systematic Withdrawal Plan
              --------------------------

              Shareholders  may elect to make systematic withdrawals from a Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. Since the amounts of the withdrawals are selected by the shareholder, they are not necessarily related to the dividends paid by the Fund. Accordingly, periodic withdrawals may exceed dividends and may result in a depletion of the shareholder's original investment in the Fund. The Systematic Withdrawal Plan may be amended or terminated at any time by the shareholder or the Fund on notice and, in any event, will be terminated when all shares owned by the shareholder and available for the Systematic Withdrawal Plan have been redeemed. For the shareholder's protection any change of payee must be in writing. A shareholder's Systematic Withdrawal Plan also will be terminated if the Fund is notified of his or her death. Accounts using the Systematic Withdrawal Plan are subject to the minimum balance requirements. See "Minimum Investment Required/Accounts with Low Balances" in the prospectus. The Systematic Withdrawal Plan currently is not available for shares held in an Individual Retirement Account, Section 403(b) annuity plan, defined contribution plan, Simplified Employee Pension Plan or other retirement plans, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Manager.

              Systematic withdrawals of C shares, if acquired by exchange of C shares of another Heritage Mutual Fund will be charged a CDSL of 1% if the C shares of that other Heritage Mutual Fund were held for less than one year. Redemptions will be made at net asset value determined as of 12:00 p.m. Eastern time on the 10th day of each month or the 10th day of the last month of each period, whichever is applicable, if the Exchange is open for business on that day. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of 12:00 p.m. Eastern time on the preceding business day, minus any applicable CDSL for C shares. The check for the withdrawal payment usually will be mailed on the next business day following redemption. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends on all shares in the account must be automatically reinvested in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Manager or the Distributor. Each Fund, the Manager as transfer agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

              Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends, the amount of the original investment may be correspondingly reduced.

                A Fund will not knowingly accept purchase orders from shareholders for additional shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under a Fund's Automatic Investment Plan.

              Telephone Transactions
              ----------------------
              Shareholders may redeem shares by placing a telephone request to either Fund. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as
     (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

              Redemptions in Kind
              -------------------
              Each Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments and selling them before their maturity could receive less than the redemption value thereof and could incur certain transaction costs.

              Receiving Payment
              -----------------
              If a request for redemption is received by a Fund in good order (as described below) before 12:00 p.m. Eastern time on a day on which the Exchange is open for business, the shares will be redeemed at the net asset value per share determined at 12:00 p.m. Eastern time, minus any applicable CDSL for C shares. Requests for redemption received by the Fund after 12:00 p.m. Eastern time will be executed at the net asset value determined as of 12:00 p.m. Eastern time on the next trading day on the Exchange, minus any applicable CDSL for C shares.

              Payment for shares redeemed by a Fund normally will be made on the business day after redemption was made. If the shares to be redeemed have been recently purchased by personal check, the Fund may delay mailing a redemption check until the purchase check has cleared, which may take up to seven days. This delay can be avoided by wiring funds for purchases.

     The proceeds of a redemption may be more or less than the original cost of Fund shares.

              If shares of a Fund are redeemed by a shareholder through the Distributor, a participating dealer or participating bank
     ("Representative"), the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a Representative by the third day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund or, if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a Representative prior to settlement date.

              Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to the Distributor, a Representative or to the Manager.

     EXCHANGE PRIVILEGE
     ------------------
              Shareholders who have  held Money Market Fund shares for  at least
     30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Fund. Exchanges of A shares that have not been subject to a front-end sales load will be subject to a sales load upon exchange. Exchanges of C shares for C shares of any other Heritage Mutual Fund subject to a CDSL will be subject to a CDSL if they are redeemed within the first year. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the prospectus and below.

              Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions."

              Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach the Manager by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Telephone or telegram requests for an exchange received by a Fund before 12:00 p.m. Eastern time will be effected at 12:00 p.m. Eastern time on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     TAXES
     -----
              Each Fund is treated for tax purposes as a separate corporation. In order to continue to qualify for the favorable tax treatment afforded to a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income and net short-term capital gain, if any) plus, in the case of the Municipal Fund, its net interest income excludable from gross income under section 103(a) of the Code, and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

              Dividends paid by the Municipal Fund will qualify as "exempt-interest dividends" and thus will be excludable from gross income by its shareholders, if that Fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); the Municipal Fund intends to continue to satisfy this requirement. The aggregate amount designated for any year by the Municipal Fund as exempt-interest dividends may not exceed its excludable interest for the year over certain amounts disallowed as deductions.

              Tax-exempt  interest  attributable  to  certain  private  activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that
     RIC) is subject to the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that AMT without regard to whether the Municipal Fund's tax-exempt interest was attributable to such bonds.

              Entities  or  persons  who  are  "substantial users"  (or  persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from Federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

              Up to 85% of social security and railroad retirement benefits  may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

              If the Municipal Fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus, the portion of any dividend attributable to the interest earned thereon will be taxable to that Fund's shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if the Municipal Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of tax-exempt divi-dends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any of these categories should consult its tax adviser concerning its investment in shares of the Municipal Fund. The exemption of certain interest income for Federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or municipalities of the state in which he or she is a resident, but generally will be taxed on income derived from obligations of other jurisdictions.

              Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

              Each Fund is required to withhold 31% of any taxable dividends payable to individuals and certain other noncorporate shareholders who do not provide the Fund with correct taxpayer identification numbers or otherwise are subject to backup withholding.

              Shareholders (except  for qualified retirement  plans and accounts and other tax-exempt investors in the Money Market Fund) will be subject to Federal income tax on taxable dividends whether received as cash or in additional Fund shares. No portion of any dividend paid by either Fund is eligible for the dividends-received deduction available to corporations. Because each Fund invests primarily for income and normally holds portfolio instruments to maturity, neither Fund is expected to realize long-term capital gains. Shareholders should consult their own tax advisers regarding the status of their investment in either Fund under state and local tax laws.

     TRUST INFORMATION
     -----------------
              Management of the Funds
              -----------------------
              Trustees and  Officers.   Trustees and  officers are listed  below
     with  their   addresses,  principal  occupations  and   present  positions,
     including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA or the Manager.


                                         Position with                     Principal Occupation
       Name                                the Trust                      During Past Five Years
       ----                              -------------                    ----------------------


       Thomas A. James*                     Trustee           Chairman  of  the  Board since  1986  and Chief
       880 Carillon Parkway                                   Executive  Officer since 1969  of RJF; Chairman
       St. Petersburg, FL  33716                              of  the Board  of RJA  since 1986;  Chairman of
                                                              the  Board  of  Eagle  Asset  Management,  Inc.
                                                              ("Eagle")  since  1984   and  Chief   Executive
                                                              Officer of Eagle since July 1994.

       Richard K. Riess*                    Trustee           President  of Eagle,  January 1995  to present,
       880 Carillon Parkway                                   Chief  Operating Officer, July 1988 to present,
       St. Petersburg, FL  33716                              Executive  Vice  President, July  1988-December
                                                              1993; President of Heritage Mutual  Funds, June
                                                              1985-November 1991.

       Donald W. Burton                     Trustee           President    of    South    Atlantic    Capital
       614 W. Bay Street                                      Corporation  (venture  capital)  since  October
       Suite 200                                              1981.
       Tampa, FL  33606







                                        - 18 -






                                         Position with                     Principal Occupation
       Name                                the Trust                      During Past Five Years
       ----                              -------------                    ----------------------

       C. Andrew Graham                     Trustee           Vice  President of Financial Designs Ltd. since
       Financial Designs, Ltd.                                1992; Executive  Vice President of  the Madison
       1775 Sherman Street                                    Group,  Inc.,  October 1991-1992;  Principal of
       Suite 1900                                             First Denver  Financial Corporation (investment
       Denver, CO  80203                                      banking) since 1987.

       David M. Phillips                    Trustee           Chairman  and  Chief Executive  Officer  of CCC
       World Trade Center                                     Information  Services, Inc.  since 1994  and of
         Chicago                                              InfoVest  Corporation (information  services to
       444 Merchandise Mart                                   the  insurance and auto industries and consumer
       Chicago, IL  60654                                     households) since October 1982.

       Eric Stattin                         Trustee           Litigation   Consultant/Expert   Witness    and
       2587 Fairway Village Drive                             private investor since February 1988.
       Park City, UT   84060

       James L. Pappas                      Trustee           Dean  of  College  of  Business  Administration
       University of South                                    since  August  1987  and  Lykes   Professor  of
         Florida                                              Banking   and  Finance  since  August  1986  at
       College of Business                                    University of South Florida.
         Administration
       Tampa, FL  33620

       Stephen G. Hill                     President          Chief  Executive Officer  and President  of the
       880 Carillon Parkway                                   Manager  since  April 1989  and  Director since
       St. Petersburg, FL  33716                              December 31, 1994.

       Donald H. Glassman                  Treasurer          Treasurer   of  the  Manager  since  May  1989;
       880 Carillon Parkway                                   Treasurer  of Heritage  Mutual Funds  since May
       St. Petersburg, FL  33716                              1989.

       Clifford J. Alexander               Secretary          Partner, Kirkpatrick & Lockhart LLP.
       1800 Massachusetts Ave.
       Washington, DC  20036

       Patricia Schneider                  Assistant          Compliance Administrator of the Manager.
       880 Carillon Parkway                Secretary
       St. Petersburg, FL  33716

       Robert J. Zutz                      Assistant          Partner, Kirkpatrick & Lockhart LLP.
       1800 Massachusetts Ave.             Secretary
       Washington, DC  20036


     * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

              The Trustees and officers of the Trust, as a group, own less than 1% of the Funds' shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

              The Trust currently pays Trustees who are not "interested persons" of the Trust $1,333.33 annually and $333.33 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because the Manager performs substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of the Manager receives any compensation from the Trust for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended August 31, 1995.


                                  Compensation Table

                                                                                                        Total Compensation
                                                              Pension or                                From the Trust and
                                         Aggregate        Retirement Benefits     Estimated Annual     the Heritage Family
       Name of Person,               Compensation From    Accrued as Part of       Benefits Upon          of Funds Paid
          Position                       the Trust       the Trust's Expenses        Retirement            to Trustees
       ---------------               -----------------    ------------------       --------------     ---------------------


       Donald W. Burton, Trustee        $1,554              $0                      $0                    $14,000

       C. Andrew Graham, Trustee        $1,776              $0                      $0                    $16,000

       David M. Phillips, Trustee       $1,554              $0                      $0                    $14,000

       Eric Stattin,                    $1,776              $0                      $0                    $16,000
       Trustee

       James L. Pappas,                 $1,776              $0                      $0                    $16,000
       Trustee

       Richard K. Riess,                  $0                $0                      $0                      $0
       Trustee

       Thomas A. James,                   $0                $0                      $0                      $0
       Trustee


              Investment Adviser and Administrator; Subadviser
              ------------------------------------------------
              The Funds' investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

              Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated November 13, 1985, as amended April 22, 1992, between the Trust, on behalf of the Money Market Fund and the Municipal Fund, the Manager provides each Fund with investment advice and portfolio management services as well as administers the Fund's noninvestment affairs.

              The Manager also is obligated to furnish the Funds with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Funds. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. The Funds pay all of their other expenses that are not assumed by the Manager. The Funds also are liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be a party. The Funds also may have an obligation to indemnify Trustees of the Trust and its officers with respect to any such litigation.

              The  Advisory  Agreement was  approved  by the  Board of  Trustees
     (including all of the Trustees who are not "interested persons" of the Manager, as defined under the 1940 Act) and by the shareholders of each Fund in compliance with the 1940 Act. The Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the applicable Fund, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of each Fund. The Agreement automati-cally terminates on assignment, and is terminable on not more than 60 days' written notice by a Fund to the Manager. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to a Fund. In the event the Manager ceases to be the manager of a Fund or the Distributor ceases to be principal distributor of Fund shares, the right of a Fund to use the identifying name of "Heritage" may be withdrawn.

              The Manager shall not be liable to either Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon the Manager by the Advisory Agreement or for any loss that may be sustained in the purchase, holding or sale of any security.

              All of the officers of the Trust except for Messrs.  Alexander and
     Zutz  are officers or  directors of the  Manager.   These relationships are
     described under "Management of the Funds."

              Advisory and Administration Fee. The annual investment advisory and administration fee paid monthly by each Fund to the Manager is based on each Fund's average daily net assets as listed in the prospectus.

              The Manager has voluntarily agreed to waive management fees to the extent that the Money Market Fund Class A and Class C expenses exceed .79% of the average daily net assets attributable to that class for this fiscal year. The Manager also has agreed to waive its fees for A shares of the Municipal Fund to the extent that expenses exceed .77% of the average daily net assets attributable to that class for this fiscal year. For the three fiscal years ended August 31, 1993, 1994 and 1995, the Manager earned from the Money Market Fund $4,522,090 (before waiving $193,112 of its fees), $4,775,851 (before waiving $207,108 of its fees) and $5,436,551 (before waiving $244,977 of its fees), respectively. The
     Municipal Fund paid the Manager for the fiscal years ended August 31, 1993, 1994 and 1995, fees of $817,314 (before waiving $106,464 of its fees),  $1,229,072  (before waiving  $6,473  of  its fees)  and  $1,226,671
     (before waiving $40,432 of its fees), respectively.

              Class Specific Expenses. The Money Market Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Money Market Fund's shares to which those expenses are attributable.

              State Expense Limitations. Certain states have established expense limitations for investment companies whose shares are registered for sale in that state. If the Fund's operating expenses (including the investment advisory fee, but not including distribution fees, brokerage commissions, interest, taxes and extraordinary expenses) exceed state expense limits, the Manager will reimburse the Fund for its expenses over the limitation. If the Fund's monthly projected operating expenses exceed applicable state expense limitations, the investment advisory fee paid will be reduced monthly by the amount of the excess, subject to an annual adjustment. If applicable state expense limitations are exceeded, the amount to be reimbursed by the Manager will be limited to the amount of the investment advisory fee and the Funds may have to cease offering their shares for sale in such states until the expense ratio declines. Any fees waived by the Manager can be recovered by it from the applicable Fund when such recovery would not cause the Fund to exceed its expense limits. The most restrictive current state expense limit is 2.5% of a Fund's first $30 million in average net assets, 2.0% of the next $70 million in average net assets and 1.5% of all excess average net assets.

              Investment Subadviser. Alliance Capital Management L.P. has been retained, under an investment subadvisory agreement (the "Subadvisory Agreement") dated April 22, 1992 with the Manager, as the Municipal Fund's investment subadviser. The Subadviser is a limited partnership whose sole general partner is Alliance Capital Management Corporation, which is a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). ACMC, Inc., also a wholly-owned subsidiary of Equitable, owns approximately 55% of the outstanding securities of the Subadviser.

              The Subadvisory Agreement will continue in force if its continuance is approved at least annually by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Trust or the Subadviser, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Municipal Fund. The Subadvisory Agreement automatically terminates on assignment, and is terminable (1) on not more than 60 days' written notice by the Trust to the Manager and Subadviser, (2) on not less than 60 days' written notice by the Manager to the Subadviser, and (3) on not less than 90 days' notice by the Subadviser to the Manager.

              The Subadviser shall not be liable to the Trust, the Manager or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon the Subadviser by the Subadvisory Agreement.

              Portfolio Transactions
              ----------------------
              Most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Thus, the Funds do not expect to pay significant brokerage commissions. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter. There generally is no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. The Manager or Subadviser will place all orders for the purchase and sale of portfolio securities for the Funds and will buy and sell securities for the Funds through a substantial number of brokers and dealers. In doing so, the Manager or the Subadviser will use its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. Best execution, however, does not mean that a Fund necessarily will be paying the lowest price or spread available. Rather the Manager or Subadviser also will take into account such factors as size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

              It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers.

     Consistent with the policy of most favorable price and execution, the Manager or Subadviser may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Manager or Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Manager or Subadviser determines in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Manager or Subadviser in connection with services to clients other than the Fund.

              In transactions in which brokerage commissions are involved (which are expected to be few, if any), as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") the Manager or Subadviser may cause the Funds to pay a broker-dealer who provides "brokerage and research services" (as defined in the 1934 Act) to the Manager or Subadviser an amount of disclosed commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the Manager or Subadviser determines in good faith that such amount of commission is reasonable in relation to the brokerage and research services. The Manager's and Subadviser's authority to cause the Funds to pay any such greater commissions is subject to such policies as the Board of Trustees may adopt from time to time.

              Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, the Manager or Subadviser may consider sales of shares of the Funds (and, if permitted by law, of other Heritage Mutual Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

              Distribution of Shares
              ----------------------
              The Distributor  and Representative with whom  the Distributor has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreements with the Funds, the Distributor bears the cost of making information about the Funds available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and typesetting of their prospectuses and printing and distributing prospectuses to existing shareholders.

              As compensation for the services provided and expenses borne by the Distributor pursuant to a Distribution Agreement, each class of each Fund will pay the Distributor a distribution fee in accordance with the Distribution Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .15% of average daily net assets of each class of each Fund. For the fiscal year ended August 31, 1995, these fees amounted to $1,687,221 for the A shares of Money Market Fund and $368,392 for A shares of the Municipal Fund. There were no C shares of the Money Market Fund outstanding during these periods. All of these fees were used by the Funds for payments to underwriters.

              In reporting amounts expended for the Money Market Fund under the Distribution Plan to the Board of Trustees, the Distributor will allocate expenses attributable to the sale of A shares and C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all Money Market Fund shares. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

              The Trust has adopted a Distribution Plan (the "Plan") on behalf of each class of each Fund that, among other things, permits each Fund to pay the Distributor the monthly distribution fee out of its net assets. The Plan was approved by the initial shareholder of each Fund and the
     Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"), after determining that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders by enabling the Funds to increase their assets and thereby realize economies of scale and its diversification goals. The Plan also was approved by the initial shareholder of each Fund.

              Each  Plan  may  be  terminated by  vote  of  a  majority  of  the
     Independent Trustees, or by vote of a majority of the outstanding voting securities of the Funds. The Board of Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class of a Fund requires shareholder approval of that class.

              The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

              The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

              Administration of the Funds
              ---------------------------
              Administrative, Fund Accounting and Transfer Agent Services. The Manager, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Funds; furnish office space and equipment; oversee the activities of the Subadviser and Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of the Funds.

              The Manager also is the dividend paying and shareholder servicing agent for the Funds and performs fund accounting services for each Fund. Each Fund pays the Manager the manager's cost plus ten percent for its services as fund accountant and transfer and dividend disbursing agent. For the three fiscal years ended August 31, 1993, 1994 and 1995, the Manager earned $1,054,321, $1,234,112 and $1,437,554, respectively, from the Money Market Fund and $46,473, $77,830 and $96,963, respectively, from the Municipal Fund for its services as transfer agent. For the period March 1, 1994 (commencement of Manager's engagement as fund accountant) to August 31, 1994 and the fiscal year ended August 31, 1995, the Manager earned $14,211 and $35,932, respectively, from each Fund for its services as fund accountant.

              Custodian.   State Street  Bank and Trust Company,  P.O. Box 1912,
     Boston, Massachusetts 02105, serves as custodian of the Funds' assets and provides portfolio accounting and certain other services.

              Legal Counsel. Kirkpatrick & Lockhart LLP of 1800 Massachusetts Avenue, N.W. Washington, D.C. 20036, serves as counsel to the Trust. Schifino & Fleischer, P.A. of 1 Tampa City Center, Suite 2700, Tampa, Florida 33602, serves as counsel to the Distributor and the Manager.

              Independent Accountants. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, are the independent accountants for the Funds. The Financial Statements and Financial Highlights of the Funds that appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P. and included herein in reliance upon the report of said firm of accountants, which is given upon its authority as an expert in accounting and auditing.

              Potential Liability
              -------------------
              Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Board of Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                     APPENDIX A
                                     ----------
     DESCRIPTION OF SECURITIES RATINGS
     ---------------------------------

              Commercial Paper
              ----------------
              Moody's. Moody's Investors Service, Inc. evaluates the salient features that affect a commercial paper issuer's financial and competitive position. Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets. Differing degrees of weight are applied to these factors as deemed appropriate for individual situations.

              Commercial paper issuers rated "Prime-1" are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protection elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers in the commercial paper market rated "Prime-2" are of high quality. Protection for short-term note holders is issued with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured.

              Standard & Poor's.  Standard & Poor's describes its highest  ("A")
     rating for commercial paper as follows, with the numbers 1, 2, and 3 being used to denote relative strength within the "A" classification. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB." The issuer should have access to at least two additional channels of borrowing. Basic earnings and cash flow should have an upward trend, with allowances made for unusual circumstances. Typically, the issuer's industry should be well established and the issuer should have a strong position within its industry. The reliability and quality of management should be unquestioned.

              Corporate Debt
              --------------
              Moody's. Moody's Investors Service, Inc. describes its investment grade highest ratings for corporate bonds as follows: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

              Standard & Poor's.   Standard  & Poor's  describes its  investment
     grade ratings for corporate bonds as follows: Ratings of AAA are the highest assigned by Standard & Poor's to debt obligations and indicate an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     DESCRIPTION OF MUNICIPAL SECURITIES
     -----------------------------------
              Municipal  Notes  generally  are used  to  provide for  short-term
     capital  needs and  usually  have maturities  of one  year  or less.   They
     include the following:

              Project Notes, which carry a U.S. Government guarantee, are issued by public bodies ("local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

              Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of, and are payable from, seasonal tax revenues, such as income, sales, use and business taxes.

              Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

              Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

              Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

              Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

              Municipal  Bonds,   which  meet  longer-term  capital   needs  and
              generally have maturities of more than one year when issued, have three principal classifications:

              General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

              Revenue Bonds generally  are secured  by the net revenues  derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

              Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

     DESCRIPTION OF MUNICIPAL SECURITIES RATINGS
     -------------------------------------------
     Moody's
     -------
              Municipal Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

              Municipal Notes. Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

     Standard & Poor's
     -----------------
              Municipal Bonds rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              Municipal Notes. Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Money Market Fund:

     We have audited the accompanying statement of net assets of Heritage Cash Trust-Money Market Fund as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended and for the period November 25, 1985 (commencement of operations) to August 31, 1986. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Cash Trust-Money Market Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended and for the period November 25, 1985 (commencement of operations) to August 31, 1986 in conformity with generally accepted accounting principles.

                                          /s/ Coopers & Lybrand
                                          ------------------------------------

Boston, Massachusetts
October 12, 1995

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Municipal Money Market Fund:

     We have audited the accompanying statement of net assets of Heritage Cash Trust-Municipal Money Market Fund as of August 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period June 17, 1992 (commencement of operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Cash Trust-Municipal Money Market Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period June 17, 1992 (commencement of operations) to August 31, 1992 in conformity with generally accepted accounting principles.

                                             /s/ Coopers & Lybrand

Boston, Massachusetts
October 12, 1995

--------------------------------------------------------------------------------

                                TAX INFORMATION
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 1995, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT--3.2%                                                                                      VALUE
---------------------------------------------------------------------------------------------------------   --------------
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 1995, @ 5.75%, to be repurchased at $41,476,624 on September 1, 1995, (collateralized by $34,290,000 United States Treasury
Notes, 8.875%, due August 15, 2017 with a market value of $42,563,744 including interest) (cost
$41,470,000).............................................................................................   $   41,470,000
                                                                                                            --------------

       PRINCIPAL                                                                                 FINAL
        AMOUNT                                                                              MATURITY DATE(S)
------------------------                                                                    -----------------
COMMERCIAL PAPER--85.0%
   DOMESTIC--70.9%
        BEVERAGES--4.6%
           $  50,000,000   The Coca-Cola Company, 5.62%-5.65%............................   10/13/95-12/04/95        49,449,267
              10,000,000   PepsiCo, Inc., 5.70%..........................................            09/07/95         9,990,500
                                                                                                                 --------------
                                                                                                                     59,439,767
                                                                                                                 --------------
        CHEMICALS--4.6%
              50,000,000   Dupont (E.I.) De Nemours & Company, 5.66%-5.92%...............   09/20/95-09/22/95        49,839,506
              10,000,000   Monsanto Company, 5.68%.......................................            09/06/95         9,992,111
                                                                                                                 --------------
                                                                                                                     59,831,617
                                                                                                                 --------------
        COMPUTER/OFFICE EQUIPMENT--1.0%
               2,500,000   Hewlett-Packard Company, 5.58%................................            10/03/95         2,487,600
              10,000,000   Xerox Credit Corporation, 5.73%...............................            10/05/95         9,945,883
                                                                                                                 --------------
                                                                                                                     12,433,483
                                                                                                                 --------------
        CORPORATE FINANCE--11.5%
              50,000,000   Ciesco, L.P., 5.67%-5.68%.....................................   10/11/95-11/14/95        49,490,928
              50,000,000   Corporate Asset Funding Corporation, 5.64%-5.87%..............   09/11/95-11/03/95        49,711,359
              50,000,000   General Electric Capital Corporation, 5.68%-5.72%.............   09/06/95-11/24/95        49,791,430
                                                                                                                 --------------
                                                                                                                    148,993,717
                                                                                                                 --------------
        DRUGS--5.7%
               5,300,000   Abbott Laboratories, 5.82%....................................            10/17/95         5,260,583
              30,000,000   Lilly (Eli) & Company, 5.63%..................................            10/12/95        29,807,813
              21,000,000   Pfizer, Inc., 5.70%...........................................            09/29/95        20,906,900
              18,158,000   Schering Corporation, 5.63%-5.88%.............................   10/04/95-11/02/95        18,045,761
                                                                                                                 --------------
                                                                                                                     74,021,057
                                                                                                                 --------------
        ELECTRONICS--4.2%
               5,000,000   Emerson Electric Company, 5.68%...............................            09/18/95         4,986,589
              50,000,000   Motorola Credit Corporation, 5.69%-5.71%......................   09/28/95-10/06/95        49,763,385
                                                                                                                 --------------
                                                                                                                     54,749,974
                                                                                                                 --------------
        FOOD--8.0%
              50,000,000   Cargill, Inc., 5.65%-5.68%....................................   09/11/95-11/16/95        49,553,561
              19,000,000   Campbell Soup Company, 5.68%-5.88%............................   11/03/95-11/07/95        18,801,107
              20,500,000   Heinz (H.J.) Company, 5.72%...................................   09/05/95-09/29/95        20,460,278
              15,000,000   Kellogg Company, 5.83%........................................            11/17/95        14,812,954
                                                                                                                 --------------
                                                                                                                    103,627,900
                                                                                                                 --------------
        GRAPHIC ARTS PRINTING--0.2%
               2,600,000   Donnelley (R.R.) & Sons Company, 5.73%........................            09/20/95         2,592,137
                                                                                                                 --------------
        HOUSEHOLD PRODUCTS--6.6%
              35,000,000   The Kimberly-Clark Corporation, 5.63%.........................            09/21/95        34,890,528
              50,000,000   The Procter & Gamble Company, 5.62%-5.92%.....................   09/07/95-11/20/95        49,816,860
                                                                                                                 --------------
                                                                                                                     84,707,388
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                  FINAL
        AMOUNT                                                                              MATURITY DATE(S)         VALUE
------------------------                                                                    -----------------    --------------
        OIL & GAS--10.8%
           $  40,000,000   Amoco Company, 5.63%..........................................            09/01/95    $   40,000,000
              50,000,000   Chevron Oil Finance Company, 5.71%............................            09/05/95        49,968,278
              50,000,000   Shell Oil Company, 5.63%......................................            10/13/95        49,671,583
                                                                                                                 --------------
                                                                                                                    139,639,861
                                                                                                                 --------------
        PUBLISHING--0.5%
               7,000,000   McGraw-Hill, Inc., 5.68%......................................            10/10/95         6,956,927
                                                                                                                 --------------
        RETAIL--4.9%
              10,000,000   Albertson's, Inc., 5.70%......................................            09/05/95         9,993,667
              20,000,000   Penney (J.C.) Funding Corporation, 5.72%......................   09/22/95-10/06/95        19,911,022
              33,000,000   Wal-Mart Stores, Inc., 5.68%..................................            09/06/95        32,974,196
                                                                                                                 --------------
                                                                                                                     62,878,885
                                                                                                                 --------------
        TELECOMMUNICATIONS--8.3%
              50,000,000   AT&T Corporation, 5.60%-5.72%.................................   09/01/95-02/02/96        49,811,825
              10,000,000   Bell Atlantic Network Funding, 5.68%..........................            09/28/95         9,957,400
               3,000,000   Southwestern Bell Capital Corporation, 5.68%..................            10/03/95         2,984,853
              45,000,000   Southwestern Bell Telephone Company, 5.66%....................            10/31/95        44,575,500
                                                                                                                 --------------
                                                                                                                    107,329,578
                                                                                                                 --------------
                           Total Domestic Commercial Paper...............................                           917,202,291
                                                                                                                 --------------
   FOREIGN-14.1%(B)
        CORPORATE FINANCE--4.4%
              21,400,000   The Canadian Wheat Board, 5.55%-5.67%.........................   10/12/95-02/27/96        21,050,426
              27,000,000   Province of Alberta, 5.61%-5.87%..............................   09/12/95-01/12/96        26,663,312
               9,100,000   Province of British Columbia, 5.60%-5.80%.....................   11/20/95-02/05/96         8,965,411
                                                                                                                 --------------
                                                                                                                     56,679,149
                                                                                                                 --------------
        DRUGS--1.5%
              20,000,000   SmithKline Beecham Corporation, 5.48%.........................            11/22/95        19,750,356
                                                                                                                 --------------
        FOOD--5.0%
              24,500,000   Nestle Capital Corporation, 5.68%-5.92%.......................   09/15/95-11/08/95        24,273,316
              40,490,000   Unilever Capital Corporation, 5.63%-5.78%.....................   09/22/95-11/21/95        40,102,262
                                                                                                                 --------------
                                                                                                                     64,375,578
                                                                                                                 --------------
        ELECTRONICS--0.1%
               2,000,000   Siemens Corporation, 5.70%....................................            09/07/95         1,998,100
                                                                                                                 --------------
        UTILITIES--3.1%
              40,000,000   Ontario Hydro, 5.72%-5.87%....................................   09/01/95-09/08/95        39,989,990
                                                                                                                 --------------
                           Total Foreign Commercial Paper................................                           182,793,173
                                                                                                                 --------------
                           Total Commercial Paper (cost $1,099,995,464)..................                         1,099,995,464
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                  FINAL
        AMOUNT                                                                              MATURITY DATE(S)         VALUE
------------------------                                                                    -----------------    --------------
CORPORATE NOTES--0.8%
                           Navistar Financial Corporation, Owner Trust, 1995-A, A-1,
            $  7,822,338   5.90%.........................................................            05/20/96    $    7,823,232
               3,000,000   Mobil Oil Corporation, 6.75%..................................            10/01/95         3,001,749
                                                                                                                 --------------
                           Total Corporate Notes (cost $10,824,981)......................                            10,824,981
                                                                                                                 --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--13.2%
              21,381,469   Agency for International Development - Jamaica, 6.33%(d)......            03/30/19        21,381,469
              11,815,000   Agency for International Development - Sri-Lanka, 6.08%(d)....            06/15/12        11,883,727
              50,000,000   Federal Home Loan Bank, 5.44%-6.53%...........................   09/26/95-02/15/96        49,588,489
              48,500,000   Federal Home Loan Mortgage Corporation, 5.79%-6.01%...........   10/03/95-05/13/96        48,299,171
              30,000,000   Federal National Mortgage Association, 5.50%-5.97%............   12/12/95-06/12/96        29,825,690
              10,000,000   U.S. Treasury Note, 4.625%....................................            02/15/96         9,939,176
                                                                                                                 --------------
                           Total U.S. Government and Agency Securities
                             (cost $170,917,722).........................................                           170,917,722
                                                                                                                 --------------
TOTAL INVESTMENTS (cost $1,323,208,167)(c), 102.3%(a)....................................                         1,323,208,167
OTHER ASSETS AND LIABILITIES, net, (2.3%)(a).............................................                          (29,468,446)
                                                                                                                 --------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share divided by
1,294,009,037 shares outstanding), consisting of paid-in-capital net of accumulated net
  realized loss of $269,316, 100.00%.....................................................                        $1,293,739,721
                                                                                                                 ==============

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.
(d) Floating rate notes, which reset on a weekly basis.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

Investment Income

Interest.................................................................................                 $65,182,402

Expenses (Notes 1 and 4):
  Management fee.........................................................................  $5,436,551
  Distribution fee.......................................................................   1,687,221
  Shareholder servicing..................................................................   1,437,554
  Custodian/Fund accounting fees.........................................................     128,072
  Amortization of state registration expenses............................................     124,628
  Reports to shareholders................................................................     117,471
  Federal registration fees..............................................................      88,595
  Professional fees......................................................................      47,085
  Insurance..............................................................................      27,832
  Trustees' fees and expenses............................................................       9,923
  Other..................................................................................      26,059
                                                                                           ----------
        Total expenses before waiver.....................................................   9,130,991
Fees waived by Manager (Note 4)..........................................................    (244,972)      8,886,019
                                                                                           ----------     -----------
Net investment income....................................................................                  56,296,383

Realized Loss on Investments
Net realized loss from investment transactions...........................................                    (269,316)
                                                                                                          -----------
Net increase in net assets resulting from operations.....................................                 $56,027,067
                                                                                                          ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
Increase in net assets:
Operations:
  Net investment income..........................................................  $   56,296,383       $  28,081,361
  Net realized loss from investment transactions.................................        (269,316 )           (15,719)
                                                                                   ---------------     ---------------
Net increase in net assets resulting from operations.............................      56,027,067          28,065,642
Distributions to shareholders from net investment income ($.050 and $.029 per
  share, respectively)...........................................................     (56,296,383 )       (28,065,642)
Increase in net assets from Fund share transactions (Note 2).....................     312,390,427          56,392,416
                                                                                   ---------------     ---------------
Increase in net assets...........................................................     312,121,111          56,392,416
Net assets, beginning of year....................................................     981,618,610         925,226,194
                                                                                   ---------------     ---------------
Net assets, end of year..........................................................  $1,293,739,721       $ 981,618,610
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FOR THE YEARS ENDED AUGUST 31,
                        ----------------------------------------------------------------------------------------------
                         1995       1994       1993       1992       1991       1990       1989       1988       1987    1986+
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............  $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000   $1.000
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income (a)........    .050(b)    .029(b)    .025(b)    .038(b)    .063       .077       .084       .065       .054(b)  .050(b)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income
    and net realized
    gains (a).........   (.050)     (.029)     (.025)     (.038)     (.063)     (.077)     (.084)     (.065)     (.054)   (.050)
                        ------     ------     ------     ------     ------     ------     ------     ------     ------   ------
NET ASSET VALUE, END
  OF PERIOD...........  $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000     $1.000   $1.000
                        ======     ======     ======     ======     ======     ======     ======     ======     ======   ======
TOTAL RETURN %........    5.00       2.87       2.48       3.77       6.27       7.73       8.38       6.46       5.43     5.05(d)
RATIOS TO AVERAGE
  DAILY NET ASSETS
  (%)/SUPPLEMENTAL
  DATA:
  Operating expenses,
    net...............     .79(b)     .79(b)     .78(b)     .78(b)     .79        .81        .90        .94       1.00(b)  1.00(b)
  Net investment
    income............    5.00(b)    2.87(b)    2.47(b)    3.75(b)    6.20       7.73       8.51       6.47       5.45(b)  6.56(b)
  Net assets, end
    of period
    ($ millions)......   1,294        982        925        953        890        727        475        230        153      139


---------
  + For the period November 25, 1985 (commencement of operations) to August 31, 1986.
(a) Includes net realized gains (losses) which were ($.001), ($.001), $.001, $.001, $.001, ($.001), $.001, $.001, ($.001) and less than $.003 per share, respectively.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001, $.001, $.001 and $.001 per share, respectively. The operating expense ratios including such items would be .81%, .81%, .81%, .78%, 1.01% and 1.12% (annualized), respectively.
(c) Annualized.
(d) Not annualized.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a supervised portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers two classes of shares, Class A and Class C Shares. Class C Shares may be acquired only through exchanges of Class C Shares of other Heritage Mutual Funds. At August 31, 1995, there were no Class C Shares outstanding. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of August 31, 1995, the Fund has net tax basis capital loss carryforwards of $9,682 and $6,037 which may be applied to any net taxable gains until their expiration dates in 2001 and 2002, respectively. In addition the Fund has post-October losses that the Fund has deferred in the amount of $269,316.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares of the Fund during the years ended August 31, 1995 and 1994, at a constant net asset value of $1.00 per share, were as follows:

                                                                                         FOR THE YEARS ENDED
                                                                               ---------------------------------------
                                                                                AUGUST 31, 1995        AUGUST 31, 1994
                                                                               -----------------       ---------------
        Shares sold..........................................................     4,788,622,703         4,409,461,564
        Shares issued in reinvestment of distributions.......................        55,467,958            27,661,751
        Shares redeemed......................................................    (4,531,700,234)       (4,380,730,899 )
                                                                               -----------------       ---------------
          Net increase.......................................................       312,390,427            56,392,416
        Shares outstanding:
          Beginning of year..................................................       981,618,610           925,226,194
                                                                               -----------------       ---------------
          End of year........................................................     1,294,009,037           981,618,610
                                                                               =================       ==============

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1995, purchases, sales and maturities of short-term investment securities excluding repurchase agreements aggregated $10,019,437,155, $56,386,369 and $9,694,617,000, respectively. Purchases and sales of U.S. government obligations aggregated $9,897,656 and $25,782,143, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. The annual effective management fee rate after fee waivers for the year ended August 31, 1995 was .46%. The amount payable to the Manager as of August 31, 1995 was $295,047. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. For the period January 2, 1992 to December 31, 1992, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that the Fund's annual operating expenses exceeded .77%, on an annual basis, of the Fund's average daily net assets. Effective January 1, 1993, this voluntary expense limitation was changed to .79%, on an annual basis, of the Fund's average daily net assets. Under these arrangements, management fees of $244,972 ($.0002 per share) were waived during the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($207,108) in the prior year ended August 31, 1994 if total Fund expenses fall below the annual expense limitation before the end of the year ending August 31, 1996.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1995 was $255,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $35,932 during the current year of which $6,000 was payable as of August 31, 1995.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1995 was $169,255. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, mutual funds that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
ALABAMA--8.4%
   $ 5,500,000   Alabama Health and Education Financing Authority, 3.50%(b)
                  Hospital Revenue Bond
                  Daughters of Charity, Providence Hospital, Series 84.........................      06/01/14      $  5,500,000
    10,000,000   Jefferson County, 3.65%(b)
                  Sewer Revenue Bond, Series 95A
                  LOC: Bayerische Landesbank...................................................      09/01/25        10,000,000
     8,300,000   City of McIntosh, 3.75%(b)
                  Pollution Control Revenue Bond,
                  Ciba-Geigy Corporation Project, Series 90, AMT
                  LOC: Union Bank of Switzerland...............................................      07/01/04         8,300,000
                                                                                                                   ------------
                                                                                                                     23,800,000
                                                                                                                   ------------
ARIZONA--2.0%
     5,800,000   Pima County Industrial Development Authority, 3.65%(b)
                  Pollution Control Revenue Bond
                  Tucson Electric, Series 82A
                  LOC: Bank of America.........................................................      07/01/22         5,800,000
                                                                                                                   ------------
ARKANSAS--10.5%
     5,000,000   Arkansas Student Loan, 3.65%(b)
                  Series 93B-2, AMT
                  GIC: Bayerische Landesbank...................................................      06/01/10         5,000,000
     1,100,000   Arkansas Student Loan, 3.65%(b)
                  Series 93B-4, AMT
                  GIC: Bayerische Landesbank...................................................      06/01/10         1,100,000
    18,000,000   Clark County, 3.75%(b)
                  Solid Waste Revenue Bond
                  Reynolds Metals Project, Series 92, AMT
                  LOC: Trust Company Bank......................................................      08/01/22        18,000,000
     5,600,000   City of Jacksonville, 3.75%(b)
                  Industrial Development Revenue Bond
                  Regalware, Inc. Project, Series 85
                  LOC: NBD Corporation.........................................................      08/01/15         5,600,000
                                                                                                                   ------------
                                                                                                                     29,700,000
                                                                                                                   ------------
CALIFORNIA--3.6%
     5,000,000   Los Angeles County GO, 4.50%
                  Tax and Revenue Anticipation Note, Series 95
                  LOC: (c).....................................................................      07/01/96         5,027,978
     5,000,000   San Bernandino County GO, 4.50%
                  Tax and Revenue Anticipation Note, Series 95
                  LOC: (d).....................................................................      07/05/96         5,022,254
                                                                                                                   ------------
                                                                                                                     10,050,232
                                                                                                                   ------------
COLORADO--6.5%
    12,700,000   Colorado Housing Finance Authority, 3.70%(b)
                  Multi Family Housing Revenue Bond
                  Central Park Project, Series 85
                  LOC: Chemical Bank...........................................................      05/01/97        12,700,000
     5,600,000   Colorado Student Obligation Authority, 3.55%(b)
                  Student Loan Revenue Bond, Series 89A, AMT
                  LOC: Student Loan Marketing Association......................................      03/01/24         5,600,000
                                                                                                                   ------------
                                                                                                                     18,300,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
GEORGIA--1.0%
    $2,750,000   Cobb County, 3.75%(b)
                  Industrial Development Revenue Bond
                  Amoena Corporation Project, Series 92, AMT
                  LOC: Bayerische Hypobank.....................................................      01/01/07      $  2,750,000
                                                                                                                   ------------
IDAHO--1.4%
     4,000,000   Idaho GO, 4.50%
                  Tax Anticipation Note, Series 95.............................................      06/27/96         4,022,118
                                                                                                                   ------------
ILLINOIS--0.9%
     2,530,000   Illinois Development Finance Authority, 3.60%(b)
                  Multi Family Housing Revenue Bond
                  River Oaks Project, Series 88, AMT
                  LOC: Swiss Bank..............................................................      12/15/19         2,530,000
                                                                                                                   ------------
INDIANA--6.3%
     1,945,000   City of Columbus, 3.80%(b)
                  Economic Development Revenue Bond
                  Columbus Container, Series 89A, AMT
                  LOC: Bank One, Columbus......................................................      01/01/00         1,945,000
     4,350,000   City of Crawfordsville, 3.75%(b)
                  Industrial Development Revenue Bond
                  Precision Plastics of Indiana, Series 92
                  LOC: Northern Trust Company..................................................      06/01/07         4,350,000
     2,000,000   City of Indianapolis, 3.90%(b)
                  Industrial Development Revenue Bond
                  Altec Industries, Inc. Project, Series 89, AMT
                  LOC: First National Bank of Atlanta..........................................      12/01/04         2,000,000
     5,000,000   City of Portage, 3.80%(b)
                  Multi Family Housing Revenue Bond
                  Pedcor Investment Apartment Project, Series 95A, AMT
                  LOC: Federal Home Loan Bank..................................................      08/01/30         5,000,000
     4,600,000   City of Westfield, 4.15%(b)
                  Industrial Development Revenue Bond
                  PL Porter Project, Series 89, AMT
                  LOC: Bank of America.........................................................      12/01/09         4,600,000
                                                                                                                   ------------
                                                                                                                     17,895,000
                                                                                                                   ------------
KENTUCKY--1.8%
     5,000,000   City of Louisville, 3.70%(b)
                  Airport Revenue Bond
                  Louisville Airport, Series 89B, AMT
                  LOC: National City Bank of Louisville........................................      02/01/19         5,000,000
                                                                                                                   ------------
LOUISIANA--1.7%
     3,900,000   St. Charles Parish, 3.65%(b)
                  Shell Oil Company Project, Series 92A, AMT...................................      10/01/22         3,900,000
     1,000,000   St. Charles Parish, 3.65%(b)
                  Shell Oil Company Project, Series 93, AMT....................................      09/01/23         1,000,000
                                                                                                                   ------------
                                                                                                                      4,900,000
                                                                                                                   ------------
MAINE--0.6%
     1,700,000   City of Bath GO, 4.375%
                  Bond Anticipation Note, Series 95A...........................................      06/27/96         1,704,989
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
MICHIGAN--2.4%
    $6,900,000   Michigan Higher Education, AMBAC, 3.55%(b)
                  Student Loan Revenue Bond, Series X11-B
                  BPA: Kredietbank.............................................................      10/01/13      $  6,900,000
                                                                                                                   ------------
MISSOURI--0.7%
     2,000,000   City of St. Joseph, 3.90%(b)
                  Industrial Development Revenue Bond
                  Altec Industries, Inc., Series 89, AMT
                  LOC: First National Bank of Atlanta..........................................      11/01/04         2,000,000
                                                                                                                   ------------
MISSISSIPPI--1.1%
     3,000,000   City of Olive Branch, 3.80%(b)
                  Industrial Development Revenue Bond
                  United Healthcare, Series 86, AMT
                  LOC: First Union Bank of North Carolina......................................      11/01/11         3,000,000
                                                                                                                   ------------
NEBRASKA--0.8%
     2,200,000   Nebraska Higher Education, 3.65%(b)
                  Student Loan Revenue Bond, Series 88C, AMT
                  LOC: Student Loan Marketing Association......................................      08/01/18         2,200,000
                                                                                                                   ------------
NEW HAMPSHIRE--9.0%
    19,000,000   New Hampshire Business Finance Authority, 3.75%(b)
                  Pollution Control Revenue Bond
                  Public Service Company of New Hampshire, Series 92D, AMT
                  LOC: Barclays Bank...........................................................      05/01/21        19,000,000
     5,000,000   New Hampshire Housing Finance Authority, 3.75%(b)
                  Multi Family Housing Revenue Bond
                  Fairways Project, Series 94, AMT
                  LOC: General Electric Credit Corporation.....................................      01/01/24         5,000,000
     1,600,000   New Hampshire Industrial Development Authority, 3.75%(b)
                  Pollution Control Revenue Bond
                  Connecticut Light & Power, Series 88, AMT
                  LOC: Union Bank of Switzerland...............................................      08/01/18         1,600,000
                                                                                                                   ------------
                                                                                                                     25,600,000
                                                                                                                   ------------
NEW MEXICO--3.2%
     9,000,000   New Mexico Education Assistance Fund, 3.60%(b)
                  Student Loan Revenue Bond, Series 92
                  BPA: Internationale Nederlanden..............................................      04/01/05         9,000,000
                                                                                                                   ------------
NEVADA--2.8%
     8,000,000   Clark County, 3.65%(b)
                  Industrial Development Revenue Bond
                  Nevada Cogeneration, Association 2, Series 92, AMT
                  LOC: Swiss Bank..............................................................      12/01/22         8,000,000
                                                                                                                   ------------
OHIO--1.4%
     4,000,000   Ohio Air Authority, 3.70%(b)
                  Pollution Control Revenue Bond
                  JMG Funding Partnership, Series 94B, AMT
                  LOC: Societe Generale........................................................      04/01/28         4,000,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
OKLAHOMA--3.5%
    $2,500,000   Oklahoma Industrial Authority, 4.20%(b)
                  Industrial Development Revenue Bond
                  Farley Candy Project, Series 94
                  LOC: Toronto Dominion........................................................      05/01/19      $  2,500,000
     7,500,000   Optima Municipal Authority, 3.75%(b)
                  Industrial Development Revenue Bond
                  Seaboard Project, Series 94, AMT
                  LOC: Trust Company Bank......................................................      09/01/19         7,500,000
                                                                                                                   ------------
                                                                                                                     10,000,000
                                                                                                                   ------------
PENNSYLVANIA--1.3%
     3,700,000   Pennsylvania Higher Education, 3.75%(b)
                  Student Loan Revenue Bond, Series 88C, AMT
                  LOC: Student Loan Marketing Association......................................      07/01/18         3,700,000
                                                                                                                   ------------
RHODE ISLAND--2.5%
     5,000,000   Rhode Island Port Authority, 3.60%(b)
                  Electric Revenue Bond
                  Newport Electric Corporation, Series 94
                  LOC: Canadian Imperial.......................................................      09/01/11         5,000,000
     2,000,000   Rhode Island Higher Education, 3.65%(b)
                  Student Loan Revenue Bond, Series 95-1, AMT
                  LOC: National Westminister...................................................      07/01/19         2,000,000
                                                                                                                   ------------
                                                                                                                      7,000,000
                                                                                                                   ------------
TEXAS--11.9%
     6,500,000   Capital Health Facilities Development, 3.55%(b)
                  Lake Travis Project, Series 86, AMT
                  LOC: Credit Suisse...........................................................      12/01/16         6,500,000
     6,900,000   City of Galveston, 3.75%(b)
                  Industrial Development Revenue Bond
                  Mitchell Project, Series 93A, AMT
                  LOC: National Westminister...................................................      09/01/13         6,900,000
     3,200,000   City of Gulf Coast, 3.70%(b)
                  Solid Waste Revenue Bond
                  CITGO Petroleum Corporation, Series 94, AMT
                  LOC: Wachovia Bank & Trust...................................................      04/01/26         3,200,000
     1,000,000   City of Gulf Coast, 3.65%(b)
                  Port Facility
                  Amoco Oil Company, Series 93, AMT............................................      04/08/28         1,000,000
     5,000,000   Harris County GO, 4.25%
                  Tax Anticipation Note, Series 95.............................................      02/28/96         5,016,127
     4,500,000   North Texas Higher Education, 3.75%(b)
                  Student Loan Revenue Bond, Series 90A, AMT
                  LOC: Student Loan Marketing Association......................................      04/01/20         4,500,000
     6,600,000   Panhandle Plains, 3.55%(b)
                  Student Loan Revenue Bond, Series 95A, AMT
                  LOC: Student Loan Marketing Association......................................      06/01/25         6,600,000
                                                                                                                   ------------
                                                                                                                     33,716,127
                                                                                                                   ------------
VIRGINIA--1.6%
     4,500,000   City of Richmond Housing Authority, 3.90%(b)
                  Housing-Tobacco Row, Series 89B-5, AMT
                  GIC: Westdeutsche Landesbank.................................................      10/01/24         4,500,000
                                                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           FINAL
    AMOUNT                                                                                        MATURITY DATE       VALUE
--------------                                                                                    -------------    ------------
WISCONSIN--3.4%
    $5,000,000   Wisconsin State GO, 4.50%
                  Operating Note, Series 95....................................................      06/17/96      $  5,028,482
     4,600,000   Wisconsin Health and Education Financing Authority, 3.50%(b)
                  Hospital Revenue Bond
                  Daughters of Charity, St. Mary's Hospital, Series 92.........................      11/01/22         4,600,000
                                                                                                                   ------------
                                                                                                                      9,628,482
                                                                                                                   ------------
WEST VIRGINIA--8.6%
    12,500,000   Grant County, 3.75%(b)
                  Industrial Development Revenue Bond
                  NB Partners LTD, Series 88B, AMT
                  LOC: Bank of America.........................................................      12/01/16        12,500,000
     4,000,000   Marion County, 3.75%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 92, AMT
                  LOC: National Westminister...................................................      10/01/17         4,000,000
     4,400,000   Marion County, 3.80%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 91B, AMT
                  LOC: National Westminister...................................................      10/01/17         4,400,000
     3,400,000   Marion County, 3.80%(b)
                  Resource Recovery Revenue Bond
                  Grant Town Cogen Project, Series 90D, AMT
                  LOC: National Westminister...................................................      10/01/17         3,400,000
                                                                                                                   ------------
                                                                                                                     24,300,000
                                                                                                                   ------------
TOTAL INVESTMENTS (cost $279,996,948)(e), 98.9%(a).............................................                     279,996,948
OTHER ASSETS AND LIABILITIES, net, 1.1%(a).....................................................                       3,012,791
                                                                                                                   ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share divided by
 283,076,115 shares outstanding) consisting of paid-in-capital net of accumulated realized loss                    $283,009,739
 of $66,376, 100.00%...........................................................................                    ============

---------------

(a) Percentages are based on net assets.
(b) Floating rate notes are securities which are generally payable on demand within seven calendar days. Put bonds are securities which can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) Credit enhancement provided by (all equally weighted): Bank of America, Credit Suisse, Morgan Guaranty Trust Co., Swiss Bank, Union Bank of Switzerland, Westdeutsche Landesbank.
(d) Credit enhancement provided by (all equally weighted): Banque Nationale De Paris, Bank of Nova Scotia, Toronto Dominion.
(e) The aggregate identified cost for federal income tax purposes is the same.

AMBAC -- American Municipal Bond Assurance Corporation.

AMT -- Securities subject to Alternative Minimum Tax.

BPA -- Bond purchase agreement provided by noted institution.

GIC -- Credit enhancement provided by guaranteed investment contract with noted institution.

GO -- General Obligation.

LOC -- Credit enhancement provided by letter of credit issued by noted institution.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

Investment Income
Interest..................................................................................                 $9,370,040
Expenses (Notes 1 and 4):
  Management fee..........................................................................  $1,226,671
  Distribution fee........................................................................     368,392
  Shareholder servicing...................................................................      96,963
  Amortization of state registration expenses.............................................      81,311
  Custodian/Fund accounting fees..........................................................      61,825
  Professional fees.......................................................................      44,775
  Federal registration fees...............................................................      16,175
  Trustees' fees and expenses.............................................................       9,573
  Amortization of organization expenses...................................................       9,252
  Insurance...............................................................................       6,727
  Reports to shareholders.................................................................       2,759
  Other...................................................................................       7,086
                                                                                            ----------
        Total expenses before waiver......................................................   1,931,509
Fees waived by Manager (Note 4)...........................................................     (40,432)     1,891,077
                                                                                            ----------     ----------
Net investment income.....................................................................                  7,478,963

Realized Loss on Investments
Net realized loss from investment transactions............................................                    (46,523)
                                                                                                           ----------
Net increase in net assets resulting from operations......................................                 $7,432,440
                                                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
Increase in net assets:
Operations:
  Net investment income..........................................................   $   7,478,963       $   4,645,067
  Net realized loss from investment transactions.................................         (46,523)             (2,029)
                                                                                   ---------------     ---------------
Net increase in net assets resulting from operations.............................       7,432,440           4,643,038
Distributions to shareholders from net investment income ($.030 and $.019 per
  share, respectively)...........................................................      (7,478,963)         (4,645,067)
Increase in net assets from Fund share transactions (Note 2).....................      70,589,200           5,251,853
                                                                                   ---------------     ---------------
Increase in net assets...........................................................      70,542,677           5,249,824
Net assets, beginning of year....................................................     212,467,062         207,217,238
                                                                                   ---------------     ---------------
Net assets, end of year..........................................................   $ 283,009,739       $ 212,467,062
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     FOR THE YEARS ENDED AUGUST 31,
                                                                    --------------------------------
                                                                     1995         1994         1993        1992+
                                                                    ------       ------       ------       ------
         NET ASSET VALUE, BEGINNING OF PERIOD:....................  $1.000       $1.000       $1.000       $1.000
                                                                    ------       ------       ------       ------
         INCOME FROM INVESTMENT OPERATIONS:
           Net investment income(a)...............................    .030         .019         .020         .005
         LESS DISTRIBUTIONS:
           Dividends from net investment income...................   (.030)       (.019)       (.020)       (.005)
                                                                    ------       ------       ------       ------
         NET ASSET VALUE, END OF PERIOD:..........................  $1.000       $1.000       $1.000       $1.000
                                                                    ======       ======       ======       ======
         TOTAL RETURN %...........................................    3.04         1.90         2.02          .47(c)
         RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA:
           Operating expenses, net(a).............................     .77          .77          .77          .77(b)
           Net investment income..................................    3.05         1.89         1.98         2.32(b)
           Net assets, end of period ($ millions).................     283          212          207          102

---------------
 + For the period June 17, 1992 (commencement of operations) to August 31, 1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively.
(b) Annualized.
(c) Not annualized.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a supervised portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of August 31, 1995, the Fund has net tax basis capital loss carryforwards of $17,824 and $2,029, which may be applied against any realized net taxable gains until their expiration dates in 2001 and 2002, respectively. In addition, the Fund has post-October losses that the Fund has deferred in the amount of $46,523.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares of the Fund during the years ended August 31, 1995 and 1994, at a constant net asset value of $1.00 per share, were as follows:

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1995     AUGUST 31, 1994
                                                                                   ---------------     ---------------
        Shares sold............................................................     1,085,052,629       1,243,994,047
        Shares issued in reinvestment of distributions.........................         7,350,654           4,609,272
        Shares redeemed........................................................    (1,021,814,083)     (1,243,351,466)
                                                                                   --------------      --------------
          Net increase.........................................................        70,589,200           5,251,853
        Shares outstanding:
          Beginning of year....................................................       212,486,915         207,235,062
                                                                                   --------------      --------------
          End of year..........................................................       283,076,115         212,486,915
                                                                                   ==============      ==============

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1995, purchases, sales and maturities of short-term investment securities aggregated $615,213,037, $491,667,045 and $55,880,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective February 27, 1995, the Manager agreed to waive management fees so that the fee does not exceed the following levels, as a percentage of average daily net assets: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The annual effective management fee rate after fee waivers, for the year ended August 31, 1995 was .50%. The amount payable to the Manager as of August 31, 1995 was $77,839. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Since inception, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed .77%, on an annual basis, of the Fund's average daily net assets. This agreement is more restrictive than any state expense limitation. Under the agreement, management fees of $40,432 ($.00002 per share) were waived in the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($6,473) in the prior year ended August 31, 1994 if total Fund expenses fall below the annual expense limitation before the end of the year ending August 31, 1996.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million.

       The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1995 was $16,600. In addition, the Manager performs Fund accounting services for the Fund and charged $35,932 during the current year of which $6,000 was payable as of August 31, 1995.

       Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1995 was $35,673. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, mutual funds that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

                                 HERITAGE CASH TRUST
                                 -------------------

                              PART C.  OTHER INFORMATION
                              --------------------------


     Item 24.         Financial Statements and Exhibits
                      ---------------------------------

              (a)     Financial Statements:

                      Included in Part A of the Registration Statement:

                               Financial Highlights - Class A Shares of the Money Market Fund for the period November 25, 1985 to August 31, 1986 and each of the nine years ended August 31, 1995; Class C Shares of the Money Market Fund for the period April 3, 1995 (commencement of operations of Class C Shares) to August 31, 1995

                      Included in Part B of the Registration Statement on behalf of the Money Market Fund and the Municipal Money Market Fund:

                               Statement of Net Assets - August 31, 1995
                               Statement  of  Operations -  for  the year  ended
                                       August 31, 1995
                               Statement of Changes in Net Assets for the  years
                                       ended August  31,  1995  and  August  31,
                                       1994
                               Notes to Financial Statements
                               Report of  Coopers & Lybrand L.L.P.,  Independent
                                       Accountants, dated October 12, 1995

              (b)     Exhibits:

                        (1)    Declaration of Trust (filed herewith)

                        (2)    (a)     Bylaws (filed herewith)

                               (b)     Amended   and  Restated   Bylaws   (filed
                                       herewith)

                        (3)    Voting trust agreement -- none

                        (4)    (a)(i)  Specimen  security  for the  Money Market
                                       Fund Class A**

                               (a)(ii) Specimen  security  for the  Money Market
                                       Fund Class C**

                               (b)     Specimen  security   for  the   Municipal
                                       Money Market Fund Class A**

                        (5)    (a)(i)  Investment  Advisory  and  Administration
                                       Agreement  for  the  Money  Market   Fund
                                       (filed herewith)

                               (a)(ii) Investment  Advisory  and  Administration
                                       Agreement for the Municipal Money  Market
                                       Fund**

                               (b)     Investment Subadvisory Agreement  for the
                                       Municipal   Money  Market   Fund   (filed
                                       herewith)

                        (6)    Distribution Agreement (filed herewith)

                        (7)    Bonus, profit sharing or pension plans -- none

                        (8)    Custodian Agreement (filed herewith)

                        (9)    (a)     Transfer  Agency  and  Service  Agreement
                                       (filed herewith)

                               (b)     Fund  Accounting   and  Pricing   Service
                                       Agreement (filed herewith)

                       (10)    Opinion and consent of counsel*

                       (11)    Accountants' consent (filed herewith)

                       (12) Financial statements omitted from prospectus -- none

                       (13)    Letter of investment intent (filed herewith)

                       (14)    Prototype retirement plan**

                       (15)    (a)     Class  A  Plan  pursuant  to  Rule  12b-1
                                       (filed herewith)

                               (b) Class C Plan pursuant to Rule 12b-1 (filed herewith)

                       (16)    Performance Computation Schedule (filed herewith)

                       (17)    (a)     Financial  Data   Schedule  Relating   to
                                       Money Market Fund (filed herewith)

                               (b)     Financial  Data   Schedule  Relating   to
                                       Municipal   Money  Market   Fund   (filed
                                       herewith)

                       (18)    Plan pursuant to Rule 18f-3 -- none


     -------------------------

     * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on October 27, 1995.

     **       To be filed by subsequent amendment.


     Item 25.         Persons Controlled by or under
                      Common Control with Registrant
                      ------------------------------

                      None.


     Item 26.         Number of Holders of Securities
                      -------------------------------

                                                Number of Record Holders
              Title of Class                        November 30, 1995
              --------------                    ------------------------

              Shares of Beneficial Interest

              Money Market Fund
              Class A Shares                            154,339
              Class C Shares                                  0

              Municipal Money Market Fund                 9,243


     Item 27.         Indemnification
                      ---------------

              Article XI, Section 2 of the Trust's Declaration of Trust provides that:

              (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

              (b) No indemnification shall be provided hereunder to a Covered Person:

                         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                        (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

              (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

              (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                         (i)   such   Covered   Person   shall   have   provided
     appropriate security for such undertaking,

                        (ii) the Trust is insured against losses arising out of any such advance payments or

                       (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

              Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Advisory Agreement relates except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

              Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between the Manager and Alliance Capital Management, L.P. ("Alliance") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Alliance, or reckless disregard of its obligations and duties thereunder, Alliance shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services thereunder.

              Paragraph 7 of the Distribution Agreement ("Distribution Agreement") between the Trust and Raymond James and Associates, Inc. ("Raymond James") provides as follows, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
     Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

     Item 28.         I.       Business  and  Other  Connections  of  Investment
                               Adviser
                               -------------------------------------------------

              Heritage is a Florida corporation that offers investment management services and is a registered investment adviser. Information as to the officers and directors of Heritage is included in its current

     Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

                      II. Business and Other Connections of Subadviser for the Municipal Money Market Fund
                               ------------------------------------------------

              Alliance, a Delaware limited partnership and registered investment adviser with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement. Alliance is engaged primarily in the investment advisory business. Information as to the officers and directors of Alliance Capital Management L.P. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

     Item 29.         Principal Underwriter
                      ---------------------

              (a) Raymond James is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Income Trust.

              (b) The directors and officers of the Registrant's principal underwriter are:

                               Positions & Offices               Position
     Name                       with Underwriter              with Registrant
     ----                      -------------------            ---------------

     Thomas A. James           Chief Executive Officer,          Trustee
                                         Director

     Robert F. Shuck           Executive Vice                    None
                                 President, Director

     Thomas S. Franke          President, Chief Operating        None
                                 Officer, Director

     Lynn Pippenger            Secretary/Treasurer,              None
                                 Chief Financial Officer,
                                 Director

     Dennis Zank               Executive Vice President          None
                                 of Operations and
                                 Administration, Director

     Item 30.         Location of Accounts and Records
                      --------------------------------

              The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2),
     (5),  (6), (8), (9),  (10) and  (11).   Since March  1, 1994,  all required
     records are maintained by Heritage.

     Item 31.         Management Services
                      -------------------

              Not applicable.

     Item 32.         Undertakings
                      ------------

              Not applicable.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the
     Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 27th day of December, 1995. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       HERITAGE CASH TRUST

                                       By: /s/ Stephen G. Hill
                                           --------------------------
                                          Stephen G. Hill, President
     Attest:

     /s/ Donald H. Glassman
     -----------------------------
     Donald H. Glassman, Treasurer

              Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                         Title            Date
     ---------                         -----            ----

     /s/ Stephen G. Hill               President        December 27, 1995
     ------------------------
     Stephen G. Hill

     /s/ Richard K. Riess*             Trustee          December 27, 1995
     ------------------------
     Richard K. Riess

     /s/ Thomas A. James*              Trustee          December 27, 1995
     ------------------------
     Thomas A. James

     /s/ C. Andrew Graham*             Trustee          December 27, 1995
     ------------------------
     C. Andrew Graham

     /s/ David M. Phillips*            Trustee          December 27, 1995
     ------------------------
     David M. Phillips

     /s/ James L. Pappas*              Trustee          December 27, 1995
     ------------------------
     James L. Pappas

     /s/ Donald W. Burton*             Trustee          December 27, 1995
     ------------------------
     Donald W. Burton

     /s/ Eric Stattin*                 Trustee          December 27, 1995
     ------------------------
     Eric Stattin

     /s/ Donald H. Glassman            Treasurer        December 27, 1995
     ------------------------
     Donald H. Glassman

     *By /s/ Donald H. Glassman
         ----------------------
         Donald H. Glassman, Attorney-In-Fact

                                  INDEX TO EXHIBITS


     Exhibit Number            Description                               Page
     --------------            -----------                               ----

     1                         Declaration of Trust (filed herewith)

     2        (a)              Bylaws (filed herewith)

              (b)              Amended   and   Restated  Bylaws
                               (filed herewith)

     3                         Voting trust agreement -- none

     4        (a)(i)           Specimen security  for the Money
                               Market Fund Class A**

              (a)(ii)          Specimen security  for the Money
                               Market Fund Class C**

              (b)              Specimen   security   for    the
                               Municipal   Money   Market  Fund
                               Class A**

     5        (a)(i)           Investment Advisory  and Administration Agreement
                               for the Money Market Fund (filed herewith)

              (a)(ii) Investment Advisory and Administration Agreement for the Municipal Money Market Fund**

              (b)              Investment Subadvisory Agreement
                               for  the Municipal  Money Market
                               Fund (filed herewith)

     6                         Distribution Agreement (filed herewith)

     7                         Bonus, profit sharing or pension
                               plans -- none

     8                         Custodian Agreement (filed herewith)

     9        (a)              Transfer  Agency  and  Service  Agreement
                               (filed herewith)

              (b)              Fund   Accounting   and  Pricing
                               Service     Agreement     (filed
                               herewith)

     10                        Opinion and consent of counsel*

     11                        Accountants' consent (filed herewith)

     12                        Financial    statements    omitted   from
                               prospectus -- none

     13                        Letter  of   investment   intent
                               (filed herewith)

     14                        Prototype retirement plan**

     15       (a)              Class A  Plan pursuant  to  Rule
                               12b-1 (filed herewith)

              (b)              Class  C  Plan  pursuant  to  Rule  12b-1
                               (filed herewith)

     16 Performance Computation Schedule (filed herewith)

     17       (a)              Financial  Data   Schedule  Relating   to
                               Money Market Fund (filed herewith)

              (b)              Financial  Data   Schedule  Relating   to
                               Municipal   Money  Market   Fund   (filed
                               herewith)

     18                        Plan pursuant to Rule 18f-3 -- none


     -------------------------

     * Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously October 27, 1995.

     **       To be filed by subsequent amendment.